Prospectus
May 1, 2026

DWS RREEF Real Estate Securities Fund
CLASS/TICKER	A	RRRAX	C	RRRCX	R	RRRSX	R6	RRRZX	INST	RRRRX	S	RRREX

DWS RREEF Global Infrastructure Fund
CLASS/TICKER	A	TOLLX	C	TOLCX	R6	TOLZX	INST	TOLIX	S	TOLSX

DWS RREEF Global Real Estate Securities Fund
CLASS/TICKER	A	RRGAX	C	RRGCX	R6	RRGRX	INST	RRGIX	S	RRGTX
As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.
The shares of DWS RREEF Real Estate Securities Fund may be made available outside Taiwan for investment outside Taiwan by Taiwan resident investors but may not be marketed, offered or sold within Taiwan.

Your investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

DWS RREEF Real Estate Securities Fund

Investment Objective
The fund’s investment objective is long-term capital appreciation and current income.
Fees and Expenses
These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 43), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 89) and Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
	A	C	R	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds[1]	None	1.00	None	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	$20	None	None	None	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	C	R	R6	INST	S
Management fee	0.40	0.40	0.40	0.40	0.40	0.40
Distribution/service (12b-1) fees	0.25	1.00	0.50	None	None	None
Other expenses	0.34	0.31	0.40	0.14	0.23	0.36
Total annual fund operating expenses	0.99	1.71	1.30	0.54	0.63	0.76

Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	C	R	R6	INST	S
1	$670	$274	$132	$55	$64	$78
3	872	539	412	173	202	243
5	1,091	928	713	302	351	422
10	1,718	1,829	1,568	677	786	942
Prospectus May 1, 2026	1	DWS RREEF Real Estate Securities Fund

You would pay the following expenses if you did not redeem your shares:
Years	A	C	R	R6	INST	S
1	$670	$174	$132	$55	$64	$78
3	872	539	412	173	202	243
5	1,091	928	713	302	351	422
10	1,718	1,829	1,568	677	786	942
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 100% of the average value of its portfolio.
Principal Investment Strategies
Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.
The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.
Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of real estate investment trusts (REITs) and real estate companies.
Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:
Top-down research. Portfolio management analyzes market-wide investment conditions to arrive at the fund’s weighting across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.
Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others to actively manage the fund’s exposure to individual securities within each sector. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects. In its analysis, portfolio management primarily considers a company's balance sheet, the quality and geography of the property, the management team, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment's risks and expected returns.
Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Active trading. The fund may trade securities actively and this may lead to high portfolio turnover.
Main Risks
There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) impacting the issuer’s competitive position, cybersecurity incidents, financial leverage and labor and supply shortages. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high
Prospectus May 1, 2026

DWS RREEF Real Estate Securities Fund

market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.
Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.
Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the fund and its investments.
In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.
Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund’s performance.
Real estate securities risk. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, legal, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be negatively affected by
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DWS RREEF Real Estate Securities Fund

the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes, operating expenses or insurance costs, lack of availability of insurance coverage, liabilities or losses due to environmental problems, extreme weather or natural disasters, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. During periods of rising interest rates, real estate securities may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Rising interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, many real estate companies, including REITs, utilize leverage which increases investment risk. Political or regulatory pressures may restrict the eviction of real estate tenants in default. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund and will not be entitled to the federal income tax deduction for qualified REIT dividends available to noncorporate investors that own REITs directly unless certain holding period and other requirements are satisfied.
Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.
Because the issuers of high-yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.
Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the securities will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the fund is exposed to such interest rates and/or volatility.
Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times and prices it considers desirable. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
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DWS RREEF Real Estate Securities Fund

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.
Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods and the value determined for an investment may be materially different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Operational and technology risk. The fund and the entities with which it interacts directly or indirectly, including the fund’s service providers and counterparties, issuers of securities held by the fund and other market participants, are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, system failures, cybersecurity incidents, and the use of artificial intelligence, among others, which may impair the fund’s operations and/or result in losses for the fund. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.
While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems, including artificial intelligence, put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Active trading risk. Active securities trading could raise transaction costs and could result in increased taxable distributions to shareholders and distributions that would be taxable to shareholders at higher federal income tax rates (e.g., short-term capital gains).
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes. The fund’s average annual total returns are compared to a required broad-based securities market index and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy. Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	16.98%	December 31, 2021
Worst Quarter	-22.90%	March 31, 2020
Year-to-Date	4.20%	March 31, 2026
Average Annual Total Returns
(For periods ended 12/31/2025 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Prospectus May 1, 2026

DWS RREEF Real Estate Securities Fund

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	9/3/2002	-6.25	2.74	4.36
After tax on distribu- tions		-7.08	1.53	2.66
After tax on distribu- tions and sale of fund shares		-3.69	1.77	2.81
Class C before tax	9/3/2002	-2.21	3.22	4.24
Class R before tax	10/1/2003	-0.86	3.65	4.65
Class R6 before tax	8/25/2014	-0.08	4.44	5.45
INST Class before tax	12/1/1999	-0.13	4.35	5.35
Class S before tax	5/2/2005	-0.28	4.21	5.23
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		17.88	14.42	14.82
Linked Index (reflects no deduction for fees, expenses or taxes)		2.27	4.85	4.84
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)		2.27	4.85	5.77
Linked Index reflects the performance of the MSCI US REIT Index through 12/31/20 and the FTSE NAREIT All Equity REITs Index thereafter.
The Linked Index replaces the FTSE NAREIT All Equity Index as the fund's secondary index. The Linked Index is a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy over time.
Management
Investment Advisor
DWS Investment Management Americas, Inc.
Subadvisor
RREEF America L.L.C.
Portfolio Manager(s)
John W. Vojticek, Managing Director and Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2004.
David W. Zonavetch, CPA, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2013.
Robert Thomas, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2017.
Purchase and Sale of Fund Shares
Minimum Initial Investment ($)
	Non-IRA	IRAs	UGMAs/ UTMAs	Automatic Investment Plans
A, C	1,000	500	1,000	500
R	None	N/A	N/A	N/A
R6	None	N/A	N/A	N/A
INST	1,000,000	N/A	N/A	N/A
S	2,500	1,000	1,000	1,000
For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares and Class R6 shares. The minimum initial investment for Class S shares may be waived for eligible intermediaries that have agreements with DDI to offer Class S shares in their brokerage platforms when such Class S shares are held in omnibus accounts on such brokerage platforms. In certain instances, the minimum initial investment may be waived for Institutional Class shares. For more information regarding available Institutional Class investment minimum waivers, see “Institutional Class Shares – Investment Minimum” in the “Choosing a Share Class” section of the prospectus. There is no minimum additional investment for Institutional Class, Class R and Class R6 shares. The minimum additional investment in all other instances is $50.
To Place Orders
Mail	All Requests	DWS PO Box 219151 Kansas City, MO 64121-9151
Expedited Mail		DWS 801 Pennsylvania Ave Suite 219151 Kansas City, MO 64105-1307
Web Site		dws.com
Telephone		(800) 728-3337, M – F 8 a.m. – 7 p.m. ET
Hearing Impaired		For hearing impaired assistance, please call us using a relay service

The fund is generally open on days when the New York Stock Exchange is open for regular trading. If you invest with the fund directly through the transfer agent, you can open a new fund account (Class S shares only) and make an initial investment on the Internet at dws.com, by using the mobile app or by mail. You can make additional investments or sell shares of the fund on any business day by visiting the fund’s Web site, by using the mobile app, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. The ability to open new fund accounts and to transact online or using the mobile app varies depending on share class and account type. If you are working with a financial representative, contact your financial representative for assistance with buying or selling fund shares. A financial representative separately may impose its own policies and procedures for buying and selling fund shares.
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DWS RREEF Real Estate Securities Fund

Class R shares are generally available only to certain retirement plans, which may have their own policies or instructions for buying and selling fund shares. Class R6 shares are generally available only to certain qualifying plans and programs, which may have their own policies or instructions for buying and selling fund shares. Institutional Class shares are generally available only to qualified institutions. Class S shares are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the fund’s transfer agent.
Tax Information
The fund's distributions are generally taxable to you as ordinary income or capital gains, except when you are tax-exempt or when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.
Payments to Broker-Dealers and
Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor’s affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.
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DWS RREEF Real Estate Securities Fund

DWS RREEF Global Infrastructure Fund

Investment Objective
The fund seeks total return from both capital appreciation and current income.
Fees and Expenses
These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 43), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 89) and Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
	A	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds[1]	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	$20	None	None	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	C	R6	INST	S
Management fee[2]	0.80	0.80	0.80	0.80	0.80
Distribution/service (12b-1) fees	0.25	1.00	None	None	None
Other expenses	0.26	0.28	0.14	0.24	0.30
Total annual fund operating expenses	1.31	2.08	0.94	1.04	1.10
Fee waiver/expense reimbursement	0.12	0.14	0.00	0.10	0.06
Total annual fund operating expenses after fee waiver/expense reimbursement	1.19	1.94	0.94	0.94	1.04
1
Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
2
“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2025.
The Advisor has contractually agreed through September 30, 2027 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at ratios no higher than 1.19%, 1.94%, 0.94% and 1.04% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, Class C, Institutional Class and Class S) remain the same. Class C shares generally convert automatically
Prospectus May 1, 2026	8	DWS RREEF Global Infrastructure Fund

to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	C	R6	INST	S
1	$689	$297	$96	$96	$106
3	955	638	300	321	344
5	1,241	1,106	520	564	600
10	2,053	2,202	1,155	1,262	1,335
You would pay the following expenses if you did not redeem your shares:
Years	A	C	R6	INST	S
1	$689	$197	$96	$96	$106
3	955	638	300	321	344
5	1,241	1,106	520	564	600
10	2,053	2,202	1,155	1,262	1,335
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies
Main investments. Under normal circumstances, the fund invests at least 80% of net assets in the securities of US and non-US infrastructure-related companies. For purposes of the fund's 80% investment policy, the term “net assets” means the fund's net assets, plus the amount of any borrowings for investment purposes. The fund considers a company to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets (such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The fund will invest 25% or more of its total assets in securities of companies engaged principally in infrastructure-related companies. The fund may invest in companies of any market capitalization.
Under normal circumstances, the fund invests mainly in equity securities, though it may also invest in fixed-income securities without limitation. The fund allocates its assets among various regions and countries, including emerging market countries, and normally invests most of its assets in issuers that are organized or located outside the US or that do a substantial amount of business outside the US.
Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the securities of US and non-US infrastructure-related companies.
Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:
Top-down research. Portfolio management analyzes various factors, including infrastructure market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions. This portfolio management analysis leads to the fund’s weightings across investment sectors (e.g., utilities and energy) as well as across countries or regions (e.g., the US and Canada).
Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund’s exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities it believes can provide superior returns over the long-term, and to sell those that it believes no longer represent the strongest prospects. In addition to valuing the cash flow stream of the underlying assets, this analysis primarily considers a company's balance sheet, the quality and geography of the infrastructure asset, the management team, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment's risks and expected returns.
Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Prospectus May 1, 2026

DWS RREEF Global Infrastructure Fund

Main Risks
There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) impacting the issuer’s competitive position, cybersecurity incidents, financial leverage and labor and supply shortages. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.
Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.
Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the fund and its investments.
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DWS RREEF Global Infrastructure Fund

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.
Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund’s performance.
Infrastructure-related companies risk. The fund invests primarily in the securities of infrastructure-related companies, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting infrastructure-related companies. Infrastructure-related companies can be negatively affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, tariffs and trade policies, environmental problems, costs or disruptions caused by extreme weather or other natural disasters, the effects of energy conservation policies, commodities markets disruptions (e.g., significant changes over short time periods in the price of oil), technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure-related companies. Infrastructure-related companies may be focused in the energy, industrials and utilities sectors. At times, the performance of securities in these sectors may lag the performance of other sectors or the broader market as a whole. A downturn in these sectors could have an adverse impact on the fund.
Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds.
Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
Currency risk. Changes in currency exchange rates may affect the value of the fund’s investments and the fund’s share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country’s government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably, thereby impacting the value of the fund’s investments.
Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized
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DWS RREEF Global Infrastructure Fund

companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they may lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.
Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.
Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the securities will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the fund is exposed to such interest rates and/or volatility.
Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.
Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.
Because the issuers of high-yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.
Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods and the value determined for an investment may be materially different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times and prices it considers desirable. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
Operational and technology risk. The fund and the entities with which it interacts directly or indirectly, including the fund’s service providers and counterparties, issuers of securities held by the fund and other market participants, are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, system failures, cybersecurity incidents, and the use of artificial intelligence, among others, which may impair the fund’s operations and/or result in losses for the fund. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that
Prospectus May 1, 2026

DWS RREEF Global Infrastructure Fund

overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.
While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems, including artificial intelligence, put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes. The fund’s average annual total returns are compared to a required broad-based securities market index and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy. Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	14.93%	March 31, 2019
Worst Quarter	-17.35%	March 31, 2020
Year-to-Date	9.75%	March 31, 2026
Average Annual Total Returns
(For periods ended 12/31/2025 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
	Class Inception	1 Year	5 Years	10 Years
Class A before tax	6/24/2008	5.89	5.91	6.20
After tax on distribu- tions		3.18	3.73	4.80
After tax on distribu- tions and sale of fund shares		5.19	4.15	4.58
Class C before tax	6/24/2008	10.53	6.37	6.03
Class R6 before tax	8/25/2014	12.76	7.47	7.16
INST Class before tax	6/24/2008	12.66	7.44	7.10
Class S before tax	6/24/2008	12.56	7.33	7.01
MSCI World Index (reflects no deduction for fees, expenses or taxes)		21.09	12.15	12.17
Dow Jones Brookfield Global Infrastructure Index (reflects no deduc- tion for fees, expenses or taxes)		14.10	7.97	7.75
The Dow Jones Brookfield Global Infrastructure Index is a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy.
Management
Investment Advisor
DWS Investment Management Americas, Inc.
Subadvisor
RREEF America L.L.C.
Portfolio Manager(s)
John W. Vojticek, Managing Director and Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2008.
Francis X. Greywitt III, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2008.
Manoj H. Patel, CFA, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2011.
Prospectus May 1, 2026

DWS RREEF Global Infrastructure Fund

Purchase and Sale of Fund Shares
Minimum Initial Investment ($)
	Non-IRA	IRAs	UGMAs/ UTMAs	Automatic Investment Plans
A, C	1,000	500	1,000	500
R6	None	N/A	N/A	N/A
INST	1,000,000	N/A	N/A	N/A
S	2,500	1,000	1,000	1,000
For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares and Class R6 shares. The minimum initial investment for Class S shares may be waived for eligible intermediaries that have agreements with DDI to offer Class S shares in their brokerage platforms when such Class S shares are held in omnibus accounts on such brokerage platforms. In certain instances, the minimum initial investment may be waived for Institutional Class shares. For more information regarding available Institutional Class investment minimum waivers, see “Institutional Class Shares – Investment Minimum” in the “Choosing a Share Class” section of the prospectus. There is no minimum additional investment for Institutional Class and Class R6 shares. The minimum additional investment in all other instances is $50.
To Place Orders
Mail	All Requests	DWS PO Box 219151 Kansas City, MO 64121-9151
Expedited Mail		DWS 801 Pennsylvania Ave Suite 219151 Kansas City, MO 64105-1307
Web Site		dws.com
Telephone		(800) 728-3337, M – F 8 a.m. – 7 p.m. ET
Hearing Impaired		For hearing impaired assistance, please call us using a relay service

The fund is generally open on days when the New York Stock Exchange is open for regular trading. If you invest with the fund directly through the transfer agent, you can open a new fund account (Class S shares only) and make an initial investment on the Internet at dws.com, by using the mobile app or by mail. You can make additional investments or sell shares of the fund on any business day by visiting the fund’s Web site, by using the mobile app, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. The ability to open new fund accounts and to transact online or using the mobile app varies depending on share class and account type. If you are working with a financial representative, contact your financial representative for assistance with buying or selling fund shares. A financial representative separately may impose its own policies and procedures for buying and selling fund shares.
Class R6 shares are generally available only to certain qualifying plans and programs, which may have their own policies or instructions for buying and selling fund shares.
Institutional Class shares are generally available only to qualified institutions. Class S shares are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the fund’s transfer agent.
Tax Information
The fund's distributions are generally taxable to you as ordinary income or capital gains, except when you are tax-exempt or when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.
Payments to Broker-Dealers and
Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor’s affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.
Prospectus May 1, 2026

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

Investment Objective
The fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
Fees and Expenses
These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 43), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 89) and Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
	A	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds[1]	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	$20	None	None	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	C	R6	INST	S
Management fee	0.70	0.70	0.70	0.70	0.70
Distribution/service (12b-1) fees	0.25	1.00	None	None	None
Other expenses[2]	0.48	0.43	0.27	0.37	0.50
Total annual fund operating expenses	1.43	2.13	0.97	1.07	1.20
Fee waiver/expense reimbursement	0.38	0.33	0.18	0.27	0.30
Total annual fund operating expenses after fee waiver/expense reimbursement	1.05	1.80	0.79	0.80	0.90
1
Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
2
“Other expenses” are restated to exclude a negative expense adjustment related to proxy expenses. “Other expenses” would have been 0.44%, 0.39%, 0.23%, 0.33% and 0.46% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had the negative expense adjustment related to proxy expenses been included.
The Advisor has contractually agreed through September 30, 2027 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at ratios no higher than 1.05%,1.80%, 0.79%, 0.80% and 0.90% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses
Prospectus May 1, 2026	15	DWS RREEF Global Real Estate Securities Fund

(including one year of capped expenses in each period) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	C	R6	INST	S
1	$676	$283	$81	$82	$92
3	966	635	291	314	351
5	1,278	1,114	519	564	631
10	2,159	2,257	1,173	1,281	1,428
You would pay the following expenses if you did not redeem your shares:
Years	A	C	R6	INST	S
1	$676	$183	$81	$82	$92
3	966	635	291	314	351
5	1,278	1,114	519	564	631
10	2,159	2,257	1,173	1,281	1,428
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Principal Investment Strategies
Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts (REITs), REIT-like structures or real estate operating companies. A company will be considered a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or at least 50% of the market value of its assets at the time the security is purchased are attributable to the ownership, construction, financing, management or sale of real estate or such other activities that are primarily related to real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.
The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities. The fund allocates its assets among various regions and countries, including potentially emerging market countries, and normally invests a significant amount of its assets in non-US issuers.
Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:
Top-down research. Portfolio management analyzes market-wide investment conditions to arrive at the fund’s weighting across regional markets (i.e., the portfolio weighting across investments in the Americas, Europe, Asia and Australia), and, within these regions, its strategy across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.
Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund’s exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects. In its analysis, portfolio management primarily considers a company's balance sheet, the quality and geography of the property, the management team, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment's risks and expected returns.
Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Main Risks
There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the
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DWS RREEF Global Real Estate Securities Fund

stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) impacting the issuer’s competitive position, cybersecurity incidents, financial leverage and labor and supply shortages. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.
Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.
Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the fund and its investments.
In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.
Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS”
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DWS RREEF Global Real Estate Securities Fund

section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund’s performance.
Real estate securities risk. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, legal, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be negatively affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes, operating expenses or insurance costs, lack of availability of insurance coverage, liabilities or losses due to environmental problems, extreme weather or natural disasters, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. During periods of rising interest rates, real estate securities may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Rising interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, many real estate companies, including REITs, utilize leverage which increases investment risk. Political or regulatory pressures may restrict the eviction of real estate tenants in default. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund and will not be entitled to the federal income tax deduction for qualified REIT dividends available to noncorporate investors that own REITs directly unless certain holding period and other requirements are satisfied.
Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they may lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.
Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.
Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds.
Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
Currency risk. Changes in currency exchange rates may affect the value of the fund’s investments and the fund’s share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments
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DWS RREEF Global Real Estate Securities Fund

and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country’s government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably, thereby impacting the value of the fund’s investments.
Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the securities will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the fund is exposed to such interest rates and/or volatility.
Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.
Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.
Because the issuers of high-yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.
Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods and the value determined for an investment may be materially different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times and prices it considers desirable. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
Operational and technology risk. The fund and the entities with which it interacts directly or indirectly, including the fund’s service providers and counterparties, issuers of securities held by the fund and other market participants, are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, system failures, cybersecurity incidents, and the use of artificial intelligence, among others, which may impair the fund’s operations and/or result in losses for the fund. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.
While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market
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DWS RREEF Global Real Estate Securities Fund

participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems, including artificial intelligence, put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes. The fund’s average annual total returns are compared to a required broad-based securities market index and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy. Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	15.74%	September 30, 2024
Worst Quarter	-24.39%	March 31, 2020
Year-to-Date	2.02%	March 31, 2026
Average Annual Total Returns
(For periods ended 12/31/2025 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
	Class Inception	1 Year	5 Years	10 Years
Class A before tax	7/3/2006	2.13	2.10	3.77
After tax on distribu- tions		1.31	0.66	1.66
After tax on distribu- tions and sale of fund shares		1.29	1.15	2.14
Class C before tax	7/3/2006	6.44	2.54	3.60
INST Class before tax	7/3/2006	8.73	3.64	4.69
Class S before tax	7/3/2006	8.58	3.52	4.56
MSCI World Index (reflects no deduction for fees, expenses or taxes)		21.09	12.15	12.17
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)		9.58	2.76	3.25

	Class Inception	1 Year	5 Years	Since Inception
Class R6 before tax	11/1/2016	8.85	3.73	4.92
MSCI World Index (reflects no deduction for fees, expenses or taxes)		21.09	12.15	12.92
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)		9.58	2.76	4.12
The FTSE EPRA/NAREIT Developed Index is a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy.
Management
Investment Advisor
DWS Investment Management Americas, Inc.
Subadvisor
RREEF America L.L.C.
Sub-subadvisors
DWS Alternatives Global Limited and DWS Investments Australia Limited.
Portfolio Manager(s)
John W. Vojticek, Managing Director and Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2006.
David W. Zonavetch, CPA, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2013.
Chris Robinson, Managing Director and Regional Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2012.
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DWS RREEF Global Real Estate Securities Fund

Robert Thomas, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2017.
Barry McConnell, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2021.
Purchase and Sale of Fund Shares
Minimum Initial Investment ($)
	Non-IRA	IRAs	UGMAs/ UTMAs	Automatic Investment Plans
A, C	1,000	500	1,000	500
R6	None	N/A	N/A	N/A
INST	1,000,000	N/A	N/A	N/A
S	2,500	1,000	1,000	1,000
For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares and Class R6 shares. The minimum initial investment for Class S shares may be waived for eligible intermediaries that have agreements with DDI to offer Class S shares in their brokerage platforms when such Class S shares are held in omnibus accounts on such brokerage platforms. In certain instances, the minimum initial investment may be waived for Institutional Class shares. For more information regarding available Institutional Class investment minimum waivers, see “Institutional Class Shares – Investment Minimum” in the “Choosing a Share Class” section of the prospectus. There is no minimum additional investment for Institutional Class and Class R6 shares. The minimum additional investment in all other instances is $50.
To Place Orders
Mail	All Requests	DWS PO Box 219151 Kansas City, MO 64121-9151
Expedited Mail		DWS 801 Pennsylvania Ave Suite 219151 Kansas City, MO 64105-1307
Web Site		dws.com
Telephone		(800) 728-3337, M – F 8 a.m. – 7 p.m. ET
Hearing Impaired		For hearing impaired assistance, please call us using a relay service

The fund is generally open on days when the New York Stock Exchange is open for regular trading. If you invest with the fund directly through the transfer agent, you can open a new fund account (Class S shares only) and make an initial investment on the Internet at dws.com, by using the mobile app or by mail. You can make additional investments or sell shares of the fund on any business day by visiting the fund’s Web site, by using the mobile app, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. The ability to open new fund accounts and to transact online or using the mobile app varies depending on share class and account type. If you are working with a financial representative, contact your financial representative for assistance with buying or selling fund shares. A financial representative separately may impose its own policies and procedures for buying and selling fund shares.
Class R6 shares are generally available only to certain qualifying plans and programs, which may have their own policies or instructions for buying and selling fund shares. Institutional Class shares are generally available only to qualified institutions. Class S shares are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the fund’s transfer agent.
Tax Information
The fund's distributions are generally taxable to you as ordinary income or capital gains, except when you are tax-exempt or when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.
Payments to Broker-Dealers and
Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor’s affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.
Prospectus May 1, 2026

DWS RREEF Global Real Estate Securities Fund

Fund Details
Additional Information About Fund Strategies and Risks
DWS RREEF Real Estate Securities Fund
Investment Objective
The fund’s investment objective is long-term capital appreciation and current income.
Principal Investment Strategies
Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.
The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.
Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of real estate investment trusts (REITs) and real estate companies.
The fund’s equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks.
The fund may invest in different types of REITs. So-called equity REITs buy real estate and pay investors from the rents they receive and from any profits on the sale of their properties. So-called mortgage REITs lend money to real estate companies and pay investors from the interest they receive on those loans. So-called hybrid REITs engage in both owning real estate and making loans. While portfolio management expects that the fund’s assets will be invested primarily in equity REITs, in changing market conditions, the fund may invest more significantly in other types of REITs.
Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:
Top-down research. Portfolio management analyzes market-wide investment conditions to arrive at the fund’s weighting across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.
Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others to actively manage the fund’s exposure to individual securities within each sector. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects. In its analysis, portfolio management primarily considers a company's balance sheet, the quality and geography of the property, the management team, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment's risks and expected returns.
The fund seeks to take advantage of the extensive expertise of its investment advisor’s and its affiliates’ dedicated, in-house direct real estate investment teams located in the United States.
Portfolio management’s top-down research includes analysis of various factors, including real estate market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.
The fund’s security selection strategy focuses on identifying securities that have the potential for price appreciation and pay attractive, reliable dividends. It is expected that the majority of the fund’s returns will be
Prospectus May 1, 2026	22	Fund Details

generated by security-specific investment decisions, which are the responsibility of portfolio managers located in the respective geographical regions.
Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Active trading. The fund may trade securities actively and this may lead to high portfolio turnover.
Other Investment Strategies
Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. The fund may use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.
Main Risks
There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) impacting the issuer’s competitive position, cybersecurity incidents, financial leverage and labor and supply shortages. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be
Prospectus May 1, 2026

Fund Details

affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.
Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.
Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the fund and its investments.
In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.
Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund’s performance.
Real estate securities risk. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, legal, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be negatively affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes, operating expenses or insurance costs, lack of availability of insurance coverage, liabilities or losses due to environmental problems, extreme weather or natural disasters, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. During periods of rising interest rates, real estate securities may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Rising interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, many real estate companies, including REITs, utilize leverage which increases investment risk. Political or regulatory pressures may restrict the eviction of real estate tenants in default. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund and will not be entitled to the federal income tax deduction for qualified REIT dividends available to noncorporate investors that own REITs directly unless certain holding period and other requirements are satisfied.
Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
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Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.
Because the issuers of high-yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.
Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the securities will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the fund is exposed to such interest rates and/or volatility.
Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times and prices it considers desirable. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.
This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). This may affect only certain securities or an overall securities market.
Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods and the value determined for an investment may be materially different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund’s net asset value.
Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation, which risk may be heightened in derivative transactions entered into “over-the-counter” (i.e., not on an exchange or contract market); and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.
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Operational and technology risk. The fund and the entities with which it interacts directly or indirectly, including the fund’s service providers and counterparties, issuers of securities held by the fund and other market participants, are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, system failures, cybersecurity incidents, and the use of artificial intelligence, among others, which may impair the fund’s operations and/or result in losses for the fund. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.
While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems, including artificial intelligence, put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund’s service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.
Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty’s ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund’s investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.
For example, the fund relies on various sources to calculate its NAV. Therefore, the fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the fund’s NAV and/or the inability to calculate NAV over extended time periods. The fund may be unable to recover any losses associated with such failures.
In addition, the development and use of artificial intelligence technologies are expanding rapidly and may be employed by service providers that support the operations of the fund as well as by issuers of securities held by the fund. Artificial intelligence technologies rely on complex algorithms and large data sets, which may produce incomplete, inaccurate, or biased outcomes and lead to errors in decision making, reputational damage, legal or operational challenges, and investment losses negatively affecting the fund. Artificial intelligence technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to evolve rapidly, and it is impossible to anticipate the full scope of future impacts such developments may have and the associated risks to the fund.
Active trading risk. Active securities trading could raise transaction costs and could result in increased taxable distributions to shareholders and distributions that would be taxable to shareholders at higher federal income tax rates (e.g., short-term capital gains).
DWS RREEF Global Infrastructure Fund
Investment Objective
The fund seeks total return from both capital appreciation and current income.
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Principal Investment Strategies
Main investments. Under normal circumstances, the fund invests at least 80% of net assets in the securities of US and non-US infrastructure-related companies. For purposes of the fund's 80% investment policy, the term “net assets” means the fund's net assets, plus the amount of any borrowings for investment purposes. The fund considers a company to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets (such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The fund will invest 25% or more of its total assets in securities of companies engaged principally in infrastructure-related companies. The fund may invest in companies of any market capitalization.
Under normal circumstances, the fund invests mainly in equity securities, though it may also invest in fixed-income securities without limitation. The fund allocates its assets among various regions and countries, including emerging market countries, and normally invests most of its assets in issuers that are organized or located outside the US or that do a substantial amount of business outside the US.
Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the securities of US and non-US infrastructure-related companies.
Infrastructure assets are physical assets, structures and networks that provide necessary services and operations to society. The fund focuses on companies with a direct investment in infrastructure assets and to a lesser degree on companies that operate or use infrastructure assets in their business (such as electric utilities and airlines) or companies with indirect exposure to infrastructure investment (such as suppliers of construction materials).
The fund may invest in common and preferred stock (including convertible securities), rights or warrants to purchase common stock, debt securities and listed limited partnership interests.
The fund may invest in unlisted securities, provided that the portfolio managers expect such securities to be listed on a recognized public stock exchange or traded over the counter within six months from the time of investment.
Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:
Top-down research. Portfolio management analyzes various factors, including infrastructure market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions. This portfolio management analysis leads to the fund’s weightings across investment sectors (e.g., utilities and energy) as well as across countries or regions (e.g., the US and Canada).
Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund’s exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities it believes can provide superior returns over the long-term, and to sell those that it believes no longer represent the strongest prospects. In addition to valuing the cash flow stream of the underlying assets, this analysis primarily considers a company's balance sheet, the quality and geography of the infrastructure asset, the management team, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment's risks and expected returns.
Portfolio management begins by taking into consideration the insights of both an in-house private infrastructure advisory group and a research team. These resources provide different perspectives on political, regulatory, demographic and other qualitative characteristics in many of the countries and regions in which the fund invests.
The fund’s security selection strategy focuses on identifying securities with the potential for attractive total return, typically through a combination of price appreciation and dividend income. It is expected that the majority of returns from the fund will be generated by security-specific investment decisions.
Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Other Investment Strategies
Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. The fund may use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii)
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for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.
Main Risks
There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) impacting the issuer’s competitive position, cybersecurity incidents, financial leverage and labor and supply shortages. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.
Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.
Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity,
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increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the fund and its investments.
In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.
Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund’s performance.
Infrastructure-related companies risk. The fund invests primarily in the securities of infrastructure-related companies, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting infrastructure-related companies. Infrastructure-related companies can be negatively affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, tariffs and trade policies, environmental problems, costs or disruptions caused by extreme weather or other natural disasters, the effects of energy conservation policies, commodities markets disruptions (e.g., significant changes over short time periods in the price of oil), technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure-related companies. Infrastructure-related companies may be focused in the energy, industrials and utilities sectors. At times, the performance of securities in these sectors may lag the performance of other sectors or the broader market as a whole. A downturn in these sectors could have an adverse impact on the fund.
Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds.
Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The foreign investments of the fund may also be subject to foreign withholding or other taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.
Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of foreign securities. In certain situations, it may become virtually impossible to sell a foreign investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund’s foreign investments.
Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
Emerging markets countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.
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Applicable regulatory, accounting, auditing and financial reporting and recordkeeping standards may be less rigorous in emerging markets countries and there may be significant differences between financial statements prepared in accordance with emerging markets countries’ accounting standards and practices and those prepared in accordance with international accounting standards. In particular, the assets and profits appearing on the financial statements of an emerging market country’s issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with US Generally Accepted Accounting Principles. The quality of audits in emerging markets countries may be unreliable. Consequently, the fund may not be provided the same degree of protection or information as would generally apply in developed countries and the fund may be exposed to significant losses.
There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the fund and other investors than would be the case if the fund’s investments were restricted to securities of issuers in developed countries.
Currency risk. Changes in currency exchange rates may affect the value of the fund’s investments and the fund’s share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country’s government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably, thereby impacting the value of the fund’s investments.
Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they may lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.
Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.
Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the securities will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the fund is exposed to such interest rates and/or volatility.
Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.
This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). This may affect only certain securities or an overall securities market.
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Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.
Because the issuers of high-yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.
Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods and the value determined for an investment may be materially different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund’s net asset value.
Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times and prices it considers desirable. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation, which risk may be heightened in derivative transactions entered into “over-the-counter” (i.e., not on an exchange or contract market); and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.
Operational and technology risk. The fund and the entities with which it interacts directly or indirectly, including the fund’s service providers and counterparties, issuers of securities held by the fund and other market participants, are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, system failures, cybersecurity incidents, and the use of artificial intelligence, among others, which may impair the fund’s operations and/or result in losses for the fund. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.
While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any
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cybersecurity plans and systems, including artificial intelligence, put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund’s service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.
Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty’s ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund’s investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.
For example, the fund relies on various sources to calculate its NAV. Therefore, the fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the fund’s NAV and/or the inability to calculate NAV over extended time periods. The fund may be unable to recover any losses associated with such failures.
In addition, the development and use of artificial intelligence technologies are expanding rapidly and may be employed by service providers that support the operations of the fund as well as by issuers of securities held by the fund. Artificial intelligence technologies rely on complex algorithms and large data sets, which may produce incomplete, inaccurate, or biased outcomes and lead to errors in decision making, reputational damage, legal or operational challenges, and investment losses negatively affecting the fund. Artificial intelligence technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to evolve rapidly, and it is impossible to anticipate the full scope of future impacts such developments may have and the associated risks to the fund.
DWS RREEF Global Real Estate Securities Fund
Investment Objective
The fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
Principal Investment Strategies
Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts (REITs), REIT-like structures or real estate operating companies. A company will be considered a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or at least 50% of the market value of its assets at the time the security is purchased are attributable to the ownership, construction, financing, management or sale of real estate or such other activities that are primarily related to real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.
The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities. The fund allocates its assets among various regions and countries, including potentially emerging market countries, and normally invests a significant amount of its assets in non-US issuers.
The fund’s equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks. Currently, the fund does not intend to borrow for investment purposes.
Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:
Top-down research. Portfolio management analyzes market-wide investment conditions to arrive at the fund’s weighting across regional markets (i.e., the portfolio weighting across investments in the Americas, Europe, Asia and Australia), and, within these regions, its strategy across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.
Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund’s exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to
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invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects. In its analysis, portfolio management primarily considers a company's balance sheet, the quality and geography of the property, the management team, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment's risks and expected returns.
The fund seeks to take advantage of the extensive expertise of its investment advisor’s and its affiliates’ dedicated, in-house direct real estate investment teams located in the United States, Europe and Australia.
Portfolio management’s top-down research includes analysis of various factors, including real estate market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.
The fund’s security selection strategy focuses on identifying securities that have the potential for price appreciation and pay attractive, reliable dividends. It is expected that the majority of the fund’s returns will be generated by security-specific investment decisions, which are the responsibility of portfolio managers located in the respective geographical regions.
The Global Property Asset Allocation Committee of the investment advisor and its affiliates, which is comprised of the portfolio managers from each region and chaired by the lead portfolio manager for global real estate security investments, determines the allocation of the fund’s investments across geographic regions.
Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Other Investment Strategies
Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. The fund may use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.
Main Risks
There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks, such as rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence) impacting the issuer’s competitive position, cybersecurity incidents, financial leverage and labor and supply shortages. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and
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expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.
Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.
Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the fund and its investments.
In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.
Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund’s performance.
Real estate securities risk. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, legal, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be negatively affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes, operating expenses or insurance costs, lack of availability of insurance coverage, liabilities or losses due to environmental problems, extreme weather or natural disasters, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. During periods of rising interest rates, real estate securities may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. Rising interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain. In addition, many real estate companies, including REITs, utilize leverage which increases investment risk. Political or regulatory pressures may restrict the eviction of real estate tenants in default. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase
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volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund and will not be entitled to the federal income tax deduction for qualified REIT dividends available to noncorporate investors that own REITs directly unless certain holding period and other requirements are satisfied.
Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they may lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.
Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.
Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds.
Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The foreign investments of the fund may also be subject to foreign withholding or other taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.
Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of foreign securities. In certain situations, it may become virtually impossible to sell a foreign investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund’s foreign investments.
Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
Emerging markets countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.
Applicable regulatory, accounting, auditing and financial reporting and recordkeeping standards may be less rigorous in emerging markets countries and there may be significant differences between financial statements prepared in accordance with emerging markets countries’ accounting standards and practices and those prepared in accordance with international accounting standards. In particular, the assets and profits appearing on the financial statements of an emerging market country’s issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with US Generally Accepted Accounting Principles. The quality of audits in emerging markets countries may be unreliable. Consequently, the fund may not be provided the same degree of protection or information as would generally apply in developed countries and the fund may be exposed to significant losses.
There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less
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information may be available to the fund and other investors than would be the case if the fund’s investments were restricted to securities of issuers in developed countries.
Currency risk. Changes in currency exchange rates may affect the value of the fund’s investments and the fund’s share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country’s government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably, thereby impacting the value of the fund’s investments.
Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.
Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the securities will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the fund is exposed to such interest rates and/or volatility.
Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.
This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). This may affect only certain securities or an overall securities market.
Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.
Because the issuers of high-yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.
Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods and the value determined for an investment may be materially different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund’s net asset value.
Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times and prices it considers desirable. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may
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include the risk that the derivative is not well correlated with the underlying asset, security or index to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation, which risk may be heightened in derivative transactions entered into “over-the-counter” (i.e., not on an exchange or contract market); and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.
There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.
Operational and technology risk. The fund and the entities with which it interacts directly or indirectly, including the fund’s service providers and counterparties, issuers of securities held by the fund and other market participants, are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, system failures, cybersecurity incidents, and the use of artificial intelligence, among others, which may impair the fund’s operations and/or result in losses for the fund. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.
While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems, including artificial intelligence, put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund’s service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.
Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty’s ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund’s investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.
For example, the fund relies on various sources to calculate its NAV. Therefore, the fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the fund’s NAV and/or the inability to calculate NAV over extended time periods. The fund may be unable to recover any losses associated with such failures.
In addition, the development and use of artificial intelligence technologies are expanding rapidly and may be employed by service providers that support the operations of the fund as well as by issuers of securities held by the fund. Artificial intelligence technologies rely on complex algorithms and large data sets, which may produce incomplete, inaccurate, or biased outcomes and lead to errors in decision making, reputational damage, legal or operational challenges, and investment losses negatively affecting the fund. Artificial intelligence technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to
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evolve rapidly, and it is impossible to anticipate the full scope of future impacts such developments may have and the associated risks to the fund.
Other Policies and Risks
While the previous pages describe the main points of each fund’s strategy and risks, there are a few other matters to know about:
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Although major changes tend to be infrequent, each fund’s Board could change a fund's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the 80% investment policy of DWS RREEF Real Estate Securities Fund and DWS RREEF Global Infrastructure Fund, as described herein. For DWS RREEF Global Real Estate Securities Fund, the fund’s 80% investment policy may be changed only by the affirmative vote of at least (i) 80% of the continuing trustees of the fund (as defined in the fund’s Bylaws) and (ii) 80% of the votes entitled to be cast by the shareholders of the fund. Any major changes to a fund could result in significant portfolio turnover and/or significant redemptions from the fund which could raise transaction costs and could result in increased taxable distributions to shareholders and distributions that would be taxable to shareholders at higher federal income tax rates (e.g., short-term capital gains).
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When, in the Advisor's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse or other market conditions, up to 100% of each fund's assets may be held in cash or invested in money market securities or other short-term investments. Short-term investments consist of (1) foreign and domestic obligations of sovereign governments and their agencies and instrumentalities, authorities and political subdivisions; (2) other short-term high quality (for DWS RREEF Real Estate Securities Fund and DWS RREEF Global Infrastructure Fund) or investment-grade (for DWS RREEF Global Real Estate Securities Fund) rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements. Short-term investments may also include shares of money market mutual funds. To the extent a fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose to not use these strategies for various reasons, even in volatile market conditions.
■
Each fund may trade actively. This could raise transaction costs and could result in increased taxable distributions to shareholders and distributions that would be taxable to shareholders at higher federal income tax rates (e.g., short-term capital gains).
■
From time to time, a fund may have a concentration of shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on a fund.
■
Your fund assets may be at risk of being transferred to the appropriate state if you fail to maintain a valid address and/or if certain activity does not occur in your account within the time specified by state abandoned property law. Contact your financial representative or the transfer agent for additional information.
■
Shareholders of a fund (which may include affiliated and/or non-affiliated registered investment companies that invest in a fund) may make relatively large redemptions or purchases of fund shares. These transactions may cause a fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a fund’s performance to the extent that a fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact a fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect a fund’s performance. These transactions could also adversely impact a fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of a fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce a fund’s assets, which may result in an increase in a fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.
For More Information
This prospectus doesn’t tell you about every policy or risk of investing in each fund. If you want more information on each fund’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).
Keep in mind that there is no assurance that a fund will achieve its investment objective.
A complete list of each fund’s portfolio holdings as of the month-end is posted on dws.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws.com. The posted portfolio holdings information is available by fund and generally remains accessible at least until the date on which a fund files its Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date as of which the posted information is current. In addition, each fund’s top ten equity holdings and other fund information is posted on dws.com as of the calendar quarter-end on or after the 10th calendar day following quarter-end. Each fund’s Statement of Additional
Prospectus May 1, 2026

Fund Details

Information includes a description of a fund’s policies and procedures with respect to the disclosure of a fund’s portfolio holdings.
Who Manages and Oversees the Funds
The Investment Advisor
DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), with headquarters at 875 Third Avenue, New York, NY 10022, is the investment advisor for each fund. Under the oversight of the Board, the Advisor, a subadvisor or a sub-subadvisor under its supervision, makes investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. The Advisor is an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), a separate, publicly-listed financial services firm that is an indirect, majority-owned subsidiary of Deutsche Bank AG. The Advisor and its predecessors have more than 95 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.
DWS represents the asset management activities conducted by DWS Group or any of its subsidiaries, including DIMA, other affiliated investment advisors and DWS Distributors, Inc. (“DDI” or the “Distributor”). DWS is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
The Advisor may utilize the resources of its global investment platform to provide investment management services through branch offices or affiliates located outside the US. In some cases, the Advisor may also utilize its branch offices or affiliates located in the US or outside the US to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those that apply in the US.
Management Fee. The Advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund’s average daily net assets.
Fund Name	Fee Paid
DWS RREEF Real Estate Securities Fund	0.399%
DWS RREEF Global Infrastruc- ture Fund	0.800%*
DWS RREEF Global Real Estate Securities Fund	0.522%*
*
Reflects the effects of expense limitations and/or fee waivers then in effect.
Effective October 1, 2025, DWS RREEF Global Infrastructure Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.800% on the first $1.0 billion of the fund’s average daily net assets, 0.775% on the next $1.0 billion of the fund’s average daily net assets, 0.725% on the next $2.0 billion of the fund’s average daily net assets, 0.675% on the next $2.0 billion of the fund’s average daily net assets, and 0.650% of the fund’s average daily net assets thereafter. Prior to October 1, 2025, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.900% on the first $1.0 billion of the fund’s average daily net assets, 0.875% on the next $1.0 billion of the fund’s average daily net assets, 0.825% on the next $2.0 billion of the fund’s average daily net assets, 0.775% on the next $2.0 billion of the fund’s average daily net assets, and 0.750% of the fund’s average daily net assets thereafter.
The following waivers are currently in effect:

For DWS RREEF Real Estate Securities Fund, the Advisor has contractually agreed through September 30, 2026, to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at 1.20%, 1.95%, 1.45%, 0.95%, 0.95% and 0.95% for Class A, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
For DWS RREEF Global Infrastructure Fund, the Advisor has contractually agreed through September 30, 2027, to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at ratios no higher than 1.19%, 1.94%, 0.94%, 0.94% and 1.04% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
Prospectus May 1, 2026

Fund Details

For DWS RREEF Global Real Estate Securities Fund, the Advisor has contractually agreed through September 30, 2027, to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at ratios no higher than 1.05%,1.80%, 0.79%, 0.80% and 0.90% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
A discussion regarding the basis for the Board's approval of each fund’s investment management agreement and, as applicable, subadvisory agreement, and sub-subadvisory agreements is contained in the most recent financial statements and other information report for the annual period ended December 31 and the semi-annual period ended June 30 (see the back cover).
Under a separate administrative services agreement between each fund and the Advisor, each fund pays the Advisor a fee of 0.097% of the fund’s average daily net assets for providing most of each fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under “Other expenses.”
Multi-Manager Structure. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to a fund and to recommend the hiring, termination and replacement of subadvisors. Each fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of a fund’s assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of a fund’s Board but without obtaining shareholder approval (“multi-manager structure”). The multi-manager structure applies to subadvisors that are not affiliated with the fund or the Advisor (“nonaffiliated subadvisors”), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or that are indirect or direct, wholly-owned subsidiaries of the same company that, indirectly or directly, wholly owns the Advisor (“wholly-owned subadvisors”). Pursuant to the SEC order, the Advisor, with the approval of a fund’s Board, has the discretion to terminate any subadvisor and allocate and reallocate a fund’s assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). Each fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, each fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of DWS Real Estate Securities Fund and DWS Global Infrastructure Fund have approved the multi-manager structure described herein. DWS Global Real Estate Securities Fund cannot rely on the SEC order until shareholders have approved the multi-manager structure described herein.
Subadvisor for DWS RREEF Real Estate Securities Fund, DWS RREEF Global Infrastructure Fund and DWS RREEF Global Real Estate Securities Fund
RREEF America L.L.C. (“RREEF”), an affiliate of DIMA and an indirect, wholly-owned subsidiary of DWS Group, is the subadvisor for DWS RREEF Real Estate Securities Fund, DWS RREEF Global Infrastructure Fund and DWS RREEF Global Real Estate Securities Fund. RREEF, a registered investment advisor, is located at 222 South Riverside Plaza, Chicago, Illinois 60606. DIMA pays a fee to RREEF pursuant to an investment subadvisory agreement between DIMA and RREEF.
RREEF makes the investment decisions, buys and sells securities for DWS RREEF Real Estate Securities Fund, DWS RREEF Global Infrastructure Fund and DWS RREEF Global Real Estate Securities Fund and conducts research that leads to these purchase and sale decisions.
RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment advisor of real estate securities since 1993.
The sub-subadvisors for DWS RREEF Global Real Estate Securities Fund
Pursuant to investment subadvisory agreements between RREEF and each of DWS Alternatives Global Limited and DWS Investments Australia Limited (the “sub-subadvisors”), these entities act as sub-subadvisors to the fund. The sub-subadvisors, which are direct, wholly-owned subsidiaries of DWS Group, act under the supervision of the Board, DIMA and RREEF. RREEF allocates and reallocates, as it deems appropriate, a portion of the fund's assets among the sub-subadvisors in specific foreign markets. RREEF pays a fee to each sub-subadvisor pursuant to the investment subadvisory agreement between RREEF and each sub-subadvisor.
DWS Alternatives Global Limited, 21 Moorfields - London, United Kingdom, EC2Y 9DB, will evaluate stock selections for the European portion of the fund's assets. DWS Investments Australia Limited, Level 16, Deutsche Bank Place, Corner of Hunter & Phillip Streets, Sydney, NSW 2000, Australia, will evaluate stock selections for the Asian and Australian portions of the fund’s assets.
Management
DWS RREEF Real Estate Securities Fund
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Prospectus May 1, 2026

Fund Details

John W. Vojticek, Managing Director and Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2004.
■
Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
■
Head and Chief Investment Officer of Liquid Real Assets for DWS.
■
BS in Business Administration, University of Southern California.
David W. Zonavetch, CPA, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2013.
■
Joined DWS in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.
■
Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
■
Investment industry experience began in 1996.
■
BS in Finance, University of Illinois at Urbana-Champaign.
Robert Thomas, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2017.
■
Joined DWS in 2017; previously served as the Head of North American Property Equities and Portfolio Manager at Henderson Global Investors; and previously was Co-Head of North American Listed Real Estate at AMP Capital Investors.
■
Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
■
Investment industry experience began in 2002.
■
BA in Economics, Duke University; MBA, Finance / Management and Strategy, Kellogg School of Management, Northwestern University.
DWS RREEF Global Infrastructure Fund
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
John W. Vojticek, Managing Director and Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2008.
■
Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
■
Head and Chief Investment Officer of Liquid Real Assets for DWS.
■
BS in Business Administration, University of Southern California.
Francis X. Greywitt III, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2008.
■
Joined DWS in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.
■
Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.
■
Investment industry experience began in 1999.
■
BBA, St. Bonaventure University; MBA, University of Chicago.
Manoj H. Patel, CFA, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2011.
■
Joined DWS in 2011; previously worked as a Director and Portfolio Manager of infrastructure securities funds at Brookfield Investment Management.
■
Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.
■
Investment industry experience began in 2002.
■
BS, Indiana University-Bloomington.
DWS RREEF Global Real Estate Securities Fund
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
John W. Vojticek, Managing Director and Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2006.
■
Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
■
Head and Chief Investment Officer of Liquid Real Assets for DWS.
■
BS in Business Administration, University of Southern California.
David W. Zonavetch, CPA, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2013.
■
Joined DWS in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.
■
Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
■
Investment industry experience began in 1996.
■
BS in Finance, University of Illinois at Urbana-Champaign.
Chris Robinson, Managing Director and Regional Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2012.
■
Joined DWS in 2003; previously served as a real estate equities research analyst at ING Investment Management.
■
Head of Real Estate Securities, Asia Pacific and Lead Portfolio Manager: Sydney.
■
Investment industry experience began in 1996.
■
Bachelor of Business in Finance and Marketing, The Australian Catholic University; Graduate Diploma in Applied Finance, The Securities Institute of Australia.
Prospectus May 1, 2026

Fund Details

Robert Thomas, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2017.
■
Joined DWS in 2017; previously served as the Head of North American Property Equities and Portfolio Manager at Henderson Global Investors; and previously was Co-Head of North American Listed Real Estate at AMP Capital Investors.
■
Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
■
Investment industry experience began in 2002.
■
BA in Economics, Duke University; MBA, Finance / Management and Strategy, Kellogg School of Management, Northwestern University.
Barry McConnell, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2021.
■
Joined DWS in 2007; previously was a Portfolio Manager for Lehman Brothers; and was an Investment Strategy Analyst at Land Securities.
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Head of Real Estate Securities for Europe and Lead Portfolio Manager: London.
■
Investment industry experience started in 1999.
■
BEng in Civil Engineering from University of Bristol.
Each fund’s Statement of Additional Information provides additional information about a portfolio manager’s investments in each fund, a description of the portfolio management compensation structure and information regarding other accounts managed.
Prospectus May 1, 2026

Fund Details

Investing in the Funds
This prospectus offers the share classes noted on the front cover. All classes of a fund have the same investment objective and investments, but each class has its own fees and expenses, offering you a choice of cost structures:
■
Class A shares and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who will typically receive compensation for those services.
■
Class R shares, Class R6 shares and Institutional Class shares are only available to particular investors or through certain programs, as described below.
■
Class S shares are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the fund’s transfer agent.
Your financial representative may also charge you additional fees, commissions or other charges.
The following pages tell you how to invest in a fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You’ll also find information on how to check the status of your account.
If you’re investing directly with each fund’s transfer agent, all of this information applies to you. If you’re investing through a “third party provider” — for example, a workplace retirement plan, financial supermarket or financial representative — your provider may have its own policies or instructions and you should follow those. Refer to Appendix B “Sales Charge Waivers and Discounts Available Through Intermediaries” for information about available sales charge waivers and discounts through certain intermediaries.
You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider. For an analysis of the fees associated with an investment in a fund or similar funds, please refer to tools.finra.org/fund_analyzer/ (this Web site does not form a part of this prospectus).
Each fund, the Distributor and the transfer agent do not provide investment advice or recommendations to existing or potential shareholders with respect to investing in a fund, including which class may be appropriate for you.
Choosing a Share Class
Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that’s right for you.
We describe each share class in detail on the following pages. But first, you may want to look at the following table, which gives you a brief description and comparison of the main features of each class. You should consult with your financial representative to determine which class of shares is appropriate for you.
Classes and features	Points to help you compare
Class A
■Sales charge of up to 5.75% charged when you buy shares ■In most cases, no charge when you sell shares ■Up to 0.25% annual share- holder servicing fee
■Some investors may be able to
reduce or eliminate their sales
charge; see “Class A Shares”
and Appendix B
■Total annual expenses are
lower than those for Class C
■Distributions are generally
higher than Class C

Class C
■No sales charge when you buy
shares
■Deferred sales charge of
1.00%, charged when you sell
shares you bought within the
last year
■0.75% annual distribution fee
and up to 0.25% annual share-
holder servicing fee

■Unlike Class A, Class C does
not have a sales charge when
buying shares, but has higher
annual expenses and a one
year deferred sales charge
■Distributions are generally
lower than Class A
■Maximum investment applies
■Class C automatically converts
to Class A after 8 years,
provided that records held by
the fund or your financial inter-
mediary verify Class C shares
have been held for at least
8 years

Class R
■No sales charge when you buy shares and no deferred sales charge when you sell shares ■0.25% annual distribution fee and up to 0.25% annual share- holder servicing fee	■Only available to participants in certain retirement plans ■Distributions are generally higher than Class C but lower than Class A, Class S or Institu- tional Class
Prospectus May 1, 2026	43	Investing in the Funds

Class R6
■No sales charge when you buy shares and no deferred sales charge when you sell shares	■Only available to participants in certain qualifying plans and programs
Institutional Class
■No sales charge when you buy shares and no deferred sales charge when you sell shares
■Only available to certain institu-
tional investors; typically
$1,000,000 minimum initial
investment
■Distributions are generally
higher than Class A, Class C
and Class R, and may be higher
than Class S, depending on
relative expenses

Class S
■No sales charge when you buy shares and no deferred sales charge when you sell shares
■Total annual expenses are
lower than those for Class A,
Class C and Class R
■Distributions are generally
higher than Class A, Class C
and Class R, and may be higher
than Institutional Class,
depending on relative expenses

The sales charge on purchases of Class A shares and the contingent deferred sales charge (CDSC) on redemptions of Class A and Class C shares are paid to the fund’s distributor, DDI, who may distribute all or a portion of the sales charge to your financial representative. In certain instances described below, a sales charge may be waived by DDI or your financial representative. If your financial representative agrees to waive any sales charge due to it from DDI, DDI will not collect the sales charge on your investment or redemption.
The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from each fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (see Appendix B). For waivers and discounts not available through a particular intermediary, you will have to purchase fund shares directly from each fund or through another intermediary. In all instances, it is your responsibility to notify a fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts.
Class A Shares
Class A shares may make sense for long-term investors, especially those who are eligible for a reduced or eliminated sales charge.
Class A shares have a 12b-1 plan, under which a shareholder servicing fee of up to 0.25% is deducted from class assets each year. Because the shareholder servicing fee is continuous in nature, it may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.
Class A shares have an up-front sales charge that varies with the amount you invest:
Your investment	Front-end sales charge as % of offering price[1,2]	Front-end sales charge as % of your net investment[2]
Under $50,000	5.75%	6.10%
$50,000–$99,999	4.50	4.71
$100,000–$249,999	3.50	3.63
$250,000–$499,999	2.60	2.67
$500,000–$999,999	2.00	2.04
$1 million or more	see below[3]	see below[3]
1
The “offering price”, the price you pay to buy shares, includes the sales charge which will be deducted directly from your investment.
2
Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.
3
Refer to “Class A NAV Sales” below for additional details.
You may be able to lower your Class A sales charge if:
■
you indicate your intent in writing to invest at least $50,000 in any share class of any retail DWS fund (excluding direct purchase of DWS money market funds) over the next 24 months (Letter of Intent);
■
your holdings in all share classes of any retail DWS fund (excluding shares in DWS money market funds for which a sales charge has not previously been paid and computed at the maximum offering price at the time of the purchase for which the discount is applicable for Class A shares) you already own plus the amount you’re investing now in Class A shares is at least $50,000 (Cumulative Discount); or
■
you are investing a total of $50,000 or more in any share class of two or more retail DWS funds (excluding direct purchases of DWS money market funds) on the same day (Combined Purchases).
The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to “move” your investment into a lower sales charge category, it’s generally beneficial for you to do so.
For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (i.e., your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the DWS funds. This includes, for example, investments held in a retirement account, an employee benefit plan or with a financial representative other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.
To receive a reduction in your Class A initial sales charge, you must let your financial representative or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your
Prospectus May 1, 2026

Investing in the Funds

financial representative or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.
Information about sales charge discounts is available free of charge. Please visit dws.com, refer to the section entitled “Purchase and Redemption of Shares” in each fund’s Statement of Additional Information or consult with your financial representative. Certain intermediaries may provide different sales charge discounts which are described under “Sales Charge Waivers and Discounts Available Through Intermediaries” in Appendix B to this prospectus.
In certain circumstances listed below, you may be able to buy Class A shares without a sales charge. In addition, certain intermediaries may provide different sales charge waivers. These waivers and the applicable intermediaries are described under “Sales Charge Waivers and Discounts Available Through Intermediaries” in Appendix B to this prospectus. Your financial representative or Shareholder Services can answer questions and help you determine if you are eligible for any of the sales charge waivers.
Class A NAV Sales. Class A shares may be sold at net asset value without a sales charge to:
(1)
investors investing $1 million or more, either as a lump sum or through the sales charge reduction features referred to above (collectively, the Large Order NAV Purchase Privilege). The Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is available. Purchases pursuant to the Large Order NAV Purchase Privilege may be subject to a CDSC of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months. The CDSC is waived under certain circumstances (see below);
(2)
a current or former director or trustee of DWS mutual funds;
(3)
an employee (including the employee’s spouse or life partner and children or stepchildren age 21 or younger) of Deutsche Bank AG or its affiliates or of a subadvisor to any fund in the DWS funds or of a broker-dealer authorized to sell shares of a fund or service agents of a fund;
(4)
certain professionals who assist in the promotion of DWS funds pursuant to personal services contracts with DDI, for themselves or immediate members of their families;
(5)
any trust, pension, profit-sharing or other benefit plan for only such persons listed under the preceding paragraphs (2) and (3);
(6)
persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;
(7)
selected employees (including their spouses or life partners and children or stepchildren age 21 or younger) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of a DWS fund for their clients pursuant to an agreement with DDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in fund shares qualify;
(8)
unit investment trusts sponsored by Ranson & Associates, Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;
(9)
persons who purchase such shares through certain investment advisors registered under the Investment Advisers Act of 1940 and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by DDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by a fund;
(10)
financial service firms that have entered into an agreement with DDI to offer Class A shares through a no-load network, platform or self-directed brokerage account that may or may not charge transaction fees to their clients. Refer to the section entitled “Sales Charge Waivers and Discounts Available Through Intermediaries” in Appendix B to this prospectus for information about available sales charge waivers through certain intermediaries;
(11)
DWS/Ascensus 403(b) Plans established prior to October 1, 2003, provided that the DWS/Ascensus 403(b) Plan is a participant-directed plan that has not less than 200 eligible employees;
(12)
Employer-sponsored retirement plans that are maintained by a fund at an omnibus level or are part of retirement plans or platforms offered by banks, broker-dealers, financial representatives or insurance companies or serviced by retirement recordkeepers (each, an “Employer-Sponsored Retirement Plan”). For purposes of this sales charge waiver, the term “Employer-Sponsored Retirement Plan” includes
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Investing in the Funds

401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, but does not include SEP IRAs, SIMPLE IRAs, or Salary Reduction Simplified Employee Pension Plans (SARSEPs) (each, an “Employer-Sponsored IRA”);
In addition, Class A shares may be sold at net asset value without a sales charge in connection with:
(13)
the acquisition of assets or merger or consolidation with another investment company, and under other circumstances deemed appropriate by DDI and consistent with regulatory requirements;
(14)
a direct “roll over” of a distribution from a DWS/Ascensus 403(b) Plan or from participants in employer sponsored employee benefit plans maintained on the OmniPlus subaccount recordkeeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DDI and its affiliates into a DWS IRA;
(15)
reinvestment of fund dividends and distributions;
(16)
exchanging an investment in Class A shares of another fund in the DWS funds for an investment in a fund; and
(17)
exchanging an investment in Class C, Class S or Institutional Class shares of the fund for an investment in Class A shares of the same fund pursuant to one of the exchange privileges described in the prospectus.
Class A shares also may be purchased at net asset value without a sales charge in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and has expired for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the “Tabankin Class.” Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (i) Proposed Settlement with Defendants; and (ii) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of fund shares at net asset value pursuant to this privilege, DDI may in its discretion pay dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by DDI. The privilege of purchasing Class A shares of a fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.
The Class A CDSC for shares purchased through the Large Order NAV Purchase Privilege will be waived in the event of:
(1)
redemptions by a participant-directed qualified retirement plan described in Internal Revenue Code of 1986, as amended (Internal Revenue Code) Section 401(a), a participant-directed non-qualified deferred compensation plan described in Internal Revenue Code Section 457 or a participant-directed qualified retirement plan described in Internal Revenue Code Section 403(b)(7) which is not sponsored by a K-12 school district;
(2)
redemptions by (i) employer-sponsored employee benefit plans using the subaccount recordkeeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DDI and its affiliates; or (ii) DWS/Ascensus 403(b) Plans;
(3)
redemption of shares of a shareholder (including a registered joint owner) who has died;
(4)
redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);
(5)
redemptions under a fund’s Systematic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and
(6)
redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans.
In addition, certain intermediaries may provide different CDSC waivers. These waivers and the applicable intermediaries are described under “Sales Charge Waivers and Discounts Available Through Intermediaries” in Appendix B to this prospectus.
Class C Shares
Class C shares may appeal to investors who aren’t certain of their investment time horizon.
With Class C shares, you pay no up-front sales charge to a fund. Class C shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because of the distribution fee, the annual expenses for Class C shares are higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).
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Class C shares have a CDSC, but only on shares you sell within one year of buying them:
Year after you bought shares	CDSC on shares you sell
First year	1.00%
Second year and later	None
This CDSC is waived under certain circumstances described below.
(1)
redemptions by (i) employer-sponsored employee benefit plans using the subaccount recordkeeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DDI and its affiliates; or (ii) DWS/Ascensus 403(b) Plans;
(2)
redemption of shares of a shareholder (including a registered joint owner) who has died;
(3)
redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);
(4)
redemptions under a fund’s Systematic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account;
(5)
redemption of shares by an employer-sponsored employee benefit plan that offers funds in addition to DWS funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly;
(6)
redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus recordkeeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly;
(7)
redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and
(8)
redemptions to satisfy required minimum distributions from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s DWS IRA accounts).
Your financial representative or Shareholder Services can answer your questions and help you determine if you’re eligible for a CDSC waiver. In addition, certain intermediaries may provide different CDSC waivers. These waivers and the applicable intermediaries are described under “Sales Charge Waivers and Discounts Available Through Intermediaries” in Appendix B to this prospectus.
While Class C shares do not have an up-front sales charge, their higher annual expenses because of the ongoing 12b-1 fees paid out of fund assets mean that, over the years, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.
Orders to purchase Class C shares in excess of $500,000 will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.
Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Due to operational limitations at your financial intermediary, your ability to have your Class C shares automatically converted to Class A shares may be limited. (For example, automatic conversion of Class C shares to Class A shares will not apply to fund shares held through group retirement plan recordkeeping platforms of certain broker-dealer intermediaries who hold such shares in an omnibus account and do not track participant level share lot aging. Such Class C shares would not satisfy the conditions for the automatic conversion.) Please consult your financial representative for more information. The automatic conversion of Class C shares to Class A shares would occur on the basis of the relative net asset values of the two classes without the imposition of any sales charges or other charges. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the conversion of Class C shares to Class A shares in the same fund.
Class R Shares
Class R shares have no initial sales charge or deferred sales charge. Class R shares have a 12b-1 plan, under which a distribution fee of 0.25% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because distribution fees are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.
Eligibility Requirements. You may buy Class R shares if you are a participant in certain retirement plan platforms that offer Class R shares of the fund through a plan level or omnibus account, including:
■
Section 401(a) and 457 plans
■
Certain section 403(b)(7) plans
■
401(k), profit sharing, money purchase pension and defined benefit plans
■
Non-qualified deferred compensation plans
■
Individual Retirement Accounts (IRAs)
Class R6 Shares
Class R6 shares have no initial sales charge, deferred sales charge or 12b-1 fees.
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Investing in the Funds

Eligibility Requirements. You may buy Class R6 shares if you are a participant in certain qualifying plan or program platforms that offer Class R6 shares of the fund through a plan or program level or omnibus account, including:
■
Section 401(a) and 457 plans
■
Certain section 403(b)(7) plans
■
401(k), profit sharing, money purchase pension and defined benefit plans
■
A plan administered as a college savings plan under Section 529 of the Internal Revenue Code
■
Certain individual retirement account (IRA) platform programs trading on an omnibus basis, subject to the discretion and approval of DDI
■
Non-qualified deferred compensation plans
Class R6 shares generally are not available to retail non-retirement accounts, traditional IRAs that are not held as part of an approved platform program, Roth IRAs, Coverdell education savings accounts, SEPs, SARSEPs, SIMPLE IRAs, or individual 403(b) plans.
Institutional Class Shares
Institutional Class shares have no initial sales charge, deferred sales charge or 12b-1 fees.
You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent (“financial representative”). Contact them for details on how to place and pay for your order.
Eligibility Requirements. You may buy Institutional Class shares if you are any of the following (subject to the applicable investment minimum):
■
An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).
■
An employee benefit plan.
■
A plan administered as a college savings plan under Section 529 of the Internal Revenue Code.
■
A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.
■
A client of the private banking division of Deutsche Bank AG.
■
A current or former director or trustee of the DWS mutual funds.
■
An employee, the employee’s spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank AG or its affiliates or a subadvisor to any fund in the DWS funds or a broker-dealer authorized to sell shares in each fund.
Investment Minimum
The minimum initial investment is waived for:
■
Investment advisory affiliates of Deutsche Bank Securities, Inc. or DWS funds purchasing shares for the accounts of their investment advisory clients.
■
Employee benefit plans that transact through omnibus recordkeepers or that have assets of at least $50 million.
■
Clients of the private banking division of Deutsche Bank AG.
■
Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.
■
A current or former director or trustee of the DWS funds.
■
An employee, the employee’s spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank AG or its affiliates or a subadvisor to any fund in the DWS funds or a broker-dealer authorized to sell shares of each fund.
■
Financial intermediaries approved by the Advisor that invest client assets in a fund through an omnibus account on a trading platform meeting criteria specified by the Advisor.
■
Clients of financial intermediaries that charge a fee for advisory, investment consulting or similar services.
■
Employee benefit plan platforms approved by the Advisor that invest in a fund through an omnibus account that meets or, in the Advisor’s judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.
■
Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.
In addition, the Advisor may, in its sole discretion, waive the investment minimum in certain circumstances.
Each fund reserves the right to modify the above eligibility requirements and investment minimum requirements at any time. In addition, each fund, in its discretion, may waive the minimum initial investment for a specific employee benefit plan (or family of plans) whose aggregate investment in Institutional Class shares of a fund equals or exceeds the minimum initial investment amount but where an individual plan account or program may not on its own meet such minimum amount.
Class S Shares
Class S shares have no initial sales charge, deferred sales charge or 12b-1 fees.
Class S shares are available through (i) fee-based programs of investment dealers that have special agreements with DDI, (ii) certain group retirement plans, and (iii) certain registered investment advisors, or (iv) by establishing an account directly with each fund’s transfer agent.
Investors who purchase shares through a financial intermediary may be charged ongoing fees for services they provide. This includes investors who purchase Class S shares in connection with certain programs or plans, such as:
■
Broker-dealers, banks and registered investment advisors (“RIAs”) in connection with a comprehensive or “wrap” fee program or other fee-based program.
■
Any group retirement, employee stock, bonus, pension or profit-sharing plans.
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Investing in the Funds

■
Plans administered as college savings plans under Section 529 of the Internal Revenue Code.
■
Persons who purchase shares through a Health Savings Account or a Voluntary Employees’ Benefit Association (“VEBA”) Trust.
Class S shares may also be available on brokerage platforms of firms that have agreements with DDI to offer such shares when acting solely on an agency basis for its customers for the purchase or sale of such shares. If you transact in Class S shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to your broker. Shares of a fund are available in other share classes that have different fees and expenses.
Class S shares are also available to accounts managed by the Advisor, any advisory products offered by the Advisor or DDI and to funds-of-funds managed by the Advisor or its affiliates.
Investment Minimum
The minimum initial investment may be waived for:
■
Eligible intermediaries that have agreements with DDI to offer Class S shares in their brokerage platforms when such Class S shares are held in omnibus accounts on such brokerage platforms.
Buying, Exchanging and Selling Class A, Class C, Institutional Class and Class S Shares
To contact DWS
By TELEPhone
(800) 728-3337
By Mail
Type	Address
Expedited mail
All Requests	DWS 801 Pennsylvania Ave Suite 219151 Kansas City, MO 64105-1307
Regular mail
All Requests	DWS P.O. Box 219151 Kansas City, MO 64121-9151

How to Buy Shares
Please note that your account cannot be opened until we receive a completed account application. Eligibility to open new accounts and to process transactions on the Internet or using the mobile app varies by account type and share class.
Minimum Initial Investment ($)
	Non-IRA	IRAs	UGMAs/ UTMAs	Automatic Investment Plans
A, C	1,000	500	1,000	500
INST	1,000,000	N/A	N/A	N/A
S	2,500	1,000	1,000	1,000
For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. The minimum initial investment for Class S shares may be waived for eligible intermediaries that have agreements with DDI to offer Class S shares in their brokerage platforms when such Class S shares are held in omnibus accounts on such brokerage platforms. In certain instances, the minimum initial investment may be waived for Institutional Class shares. For more information regarding available Institutional Class investment minimum waivers, see “Institutional Class Shares – Investment Minimum” in the “Choosing a Share Class” section of the prospectus. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.
Minimum initial investment requirements apply no matter which method you use to make your purchase request.
Through a Financial Representative
Contact your financial representative to obtain a new account application or for instructions about how to set up a new account. Your financial representative can also assist with making additional investments into an existing account.
On the Internet
Register at dws.com to establish a new account (Class S shares only) or to set up online access to your existing account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you established on your DWS fund account(s). Electronic purchases via the Automated Clearing House system (ACH) generally take two to three days to be completed and there is a $250,000 maximum. If establishing a new account online, you can also elect to make your initial investment by mailing a check to the address provided in the new account application process.
Using the Mobile App
Download the mobile app (available for both iOS and Android) and register to establish a new account (Class S shares only) or to set up mobile access to your existing account(s), or log in using the mobile app if you have previously registered. Follow the instructions on the mobile app to request a purchase with money from the bank account you established on your DWS fund account(s). Electronic purchases via ACH generally take two to three days to be completed and there is a $250,000 maximum. If establishing a new account using the mobile app, you can also elect to make your initial investment by mailing a check to the address provided in the new account application process.
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Investing in the Funds

By Mail or Expedited Mail
To establish an account, simply complete the appropriate account application and mail it to the address provided on the form. With your application, include your check made payable to “DWS Funds” for the required initial minimum investment for the share class you have selected.
Once your account is established, to make additional investments, send a check made payable to “DWS Funds” and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, address, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.
By Automatic Investment Plan (not available for Institutional Class)
If you wish to take advantage of the lower initial investment minimums by establishing an Automatic Investment Plan, make sure to complete that section on the new account application. If you are establishing an account by mail you will need to attach a voided check for the bank account from which the funds will be drawn. Subsequent investments are made automatically from the shareholder’s account at a bank, savings and loan or credit union into the shareholder’s DWS fund account. The maximum Automatic Investment Plan investment is $250,000. Termination by a shareholder will become effective within thirty days after DWS has received the request. Each fund may immediately terminate a shareholder’s Automatic Investment Plan in the event that any item is unpaid by the shareholder’s financial institution.
Other Ways to Buy Additional Shares
The following privileges must be established on your account before a request can be made to purchase additional shares. This can either be done by completing the applicable section(s) on the account application when you establish your account or by contacting a customer service representative for instructions.
By Telephone. Call DWS and either use our automated system to request a purchase via the Automated Clearing House system (ACH) or choose to be transferred to a customer service representative to complete your request. Transactions via ACH generally take two to three days to be completed and there is a $50 minimum and a $250,000 maximum.
By Wire (available only for Institutional Class). You may buy additional shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call us in advance of a wire transfer purchase (or, in certain limited pre-arranged circumstances for DWS RREEF Global Real Estate Securities Fund and DWS RREEF Real Estate Securities Fund, a notification by facsimile may be acceptable). After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received the next business day after your order is processed, except in certain limited pre-arranged circumstances for DWS RREEF Global Real Estate Securities Fund and DWS RREEF Real Estate Securities Fund, where receipt by 4:00 p.m. Eastern time on the second business day after your purchase may be permitted. If your wire is not received the next business day (or second business day, if applicable), your transaction will be canceled at your expense and risk.
Wire Details
Bank name	State Street Bank Boston
Routing Number	011000028
Attention	DWS
DDA Number	9903-5552
FBO	(Account name) (Account number)
Credit	(Fund name, Fund number and, if applicable, class name)
Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.
How to Exchange Shares
Requirements and Limits
Class	Exchanging into Another Fund ($)
A, C	1,000 minimum into new non-IRA accounts per fund 500 minimum into new IRA accounts per fund 50 minimum into all existing accounts per fund
INST	1,000,000 minimum into new accounts per fund
S	2,500 minimum into new non-IRA accounts per fund 1,000 minimum into new IRA and UTMA/UGMA accounts per fund 50 minimum into all existing accounts per fund
Requirements and limits with respect to exchanges apply no matter which method you use to make your exchange request. Not all exchange transactions can be processed on the Internet or using the mobile app.
Exchanges between funds are allowed between like share classes. Class A shares may also be exchanged with the following money market fund shares as described in each applicable prospectus: DWS Government & Agency Securities Portfolio – DWS Government & Agency Money Fund shares, DWS Tax-Exempt Portfolio – DWS Tax-Exempt Money Fund shares or DWS Money Market Prime Series – DWS Money Market Fund shares.
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Investing in the Funds

Through a Financial Representative
In addition to what is detailed below, your financial representative can assist you with exchanging shares. Please contact your financial representative using the method that is most convenient for you.
On the Internet
Register at dws.com to set up online access to your existing account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request an exchange to another DWS fund.
Using the Mobile App
Download the mobile app and register to set up mobile access to your existing account(s), or log in using the mobile app if you have previously registered. Follow the instructions on the mobile app to request an exchange to another DWS fund.
By Telephone
Call DWS and either use our automated system to request an exchange or choose to be transferred to a customer service representative to complete your request. For accounts with $5,000 or more, you may also establish a Systematic Exchange Plan for a minimum of $50 to another DWS fund on a regular basis. A representative can assist you with establishing this privilege.
By Mail or Expedited Mail
Write a letter to request an exchange that includes the following information: the name(s) of all owners and address as they appear on your account, the full fund name and share class, the account number from which you want to exchange shares, the dollar amount or number of shares you wish to exchange, and the full name of the fund into which you want to exchange. Also include a daytime telephone number in case we have any questions. All owners should sign the letter and it should be mailed to DWS at the appropriate address.
How to Sell Shares
Requirements and Limits
Class	Selling Shares ($)
A, C	Check redemption:Up to 100,000. More than 100,000 see “Signature Guarantee” Automated Clearing House (ACH) to your bank: Minimum 50, maximum 250,000 Wire redemption to your bank: Minimum 1,000
INST	Same as Classes A and C
S	Same as Classes A and C
Requirements and limits with respect to redemptions apply no matter which method you use to make your redemption request. Not all redemption transactions can be processed on the Internet or using the mobile app.
Through a Financial Representative
In addition to what is detailed below, your financial representative can assist you with selling shares. Please contact your financial representative using the method that is most convenient for you.
On the Internet
Register at dws.com to set up online access to your existing account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.
Using the Mobile App
Download the mobile app and register to set up mobile access to your existing account(s), or log in using the mobile app if you have previously registered. Follow the instructions on the mobile app to request a redemption from your account using the desired method from your available options.
By Telephone
Call DWS and either use our automated system to request a redemption or choose to be transferred to a customer service representative to complete your request. You may request that a check be sent to the address on the account, or, if you have established the privilege on your account, you may request that your redemption proceeds be sent via the Automated Clearing House system (ACH) to your bank. You may elect overnight delivery of your check for a $20 fee ($25 for Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box. To establish the ability to request redemptions via ACH, you can either complete the applicable section(s) on the account application when you establish your account or contact a customer service representative for instructions. Transactions via ACH generally take two to three days to be completed. For accounts with $5,000 or more, you may also establish a Systematic Withdrawal Plan for a minimum of $50 to be sent on a regular basis as you direct. The $5,000 account minimum requirement does not apply to IRA accounts.
By Mail or Expedited Mail
Write a letter to request a redemption that includes the following information: the name(s) of all owners and address as they appear on your account, the full fund name and share class, the account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number in case we have any questions. All owners should sign the letter and it should be mailed to DWS at the appropriate address. You may elect overnight delivery of your check for a $20 fee ($25 for Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.
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Investing in the Funds

Some redemptions can only be requested in writing with a Medallion Signature Guarantee. For more information, please contact DWS (see the telephone number on the back cover).
By Wire. You may sell shares by wire only if your account is authorized to do so. This privilege must be established on your account before a redemption request can be made. This can either be done by completing the applicable section(s) on the account application when you establish your account or by contacting a customer service representative for instructions. To sell shares by wire, call DWS and either use our automated system to request a redemption or choose to be transferred to a customer service representative to complete your request. We must receive your request by the time each fund calculates its share price on any given business day in order to wire the redemption proceeds to your account the next business day. You will be paid for redeemed shares by wire transfer of funds to your bank upon receipt of a duly authorized redemption request. For your protection, you may not change the destination bank account over the telephone.
How to Buy, Sell and Exchange Class R Shares
If your plan sponsor has selected Class R shares as an investment option, you may buy Class R shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent (“shareholder servicing agent”) for your plan. Please contact your shareholder servicing agent for more information on how to open a fund account and for details on how to buy, sell and exchange Class R shares. Shareholder servicing agents include brokers, financial representatives or any other bank, dealer or other institution that have a sub-shareholder servicing agreement with the funds.
Shareholder servicing agents may charge additional fees to investors for those services not otherwise included in their sub-distribution or servicing agreement, such as cash management or special trust or retirement investment reporting. In addition, the Advisor or administrator may provide compensation to shareholder servicing agents for distribution, administrative and promotional services.
There is no minimum investment with respect to Class R shares.
Instructions for buying and selling shares must generally be submitted by a retirement plan administrator, not by plan participants for whose benefit the shares are held.
IRA rollovers. You may complete a direct rollover from a retirement plan offering Class R shares to a DWS IRA account by reinvesting up to the full amount of your distribution in Class A, Class C or Class S shares of any DWS fund. Reinvestment into Class A shares will be at net asset value, and subsequent purchases of Class A shares will be made at the public offering price as described in the prospectus for Class A shares. Please note that if you terminate your participation in a retirement plan and transfer all of your Class R shares, you will lose the privilege of purchasing Class R shares in the future. Rollovers to a DWS Class R share IRA are not permitted.
How to Buy, Sell and Exchange Class R6 Shares
If your qualifying plan or program sponsor has selected Class R6 shares as an investment option, you may buy Class R6 shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent for your plan or program. Please contact your shareholder servicing agent for more information on how to open a fund account and for details on how to buy, sell and exchange Class R6 shares.
Shareholder servicing agents may charge additional fees to investors for those services, such as cash management or special trust or retirement investment reporting. In addition, the Advisor, the Distributor and/or their affiliates may pay, out of their own respective assets, and not as an additional charge to a fund, various recordkeeping, administrative and/or other fees to selected retirement plan platform providers and recordkeepers, for services provided with respect to Class R6 shares of the fund included on such platforms (see the “Financial Intermediary Support Payments” section of the prospectus for more information).
There is no minimum investment with respect to Class R6 shares.
Instructions for buying, selling and exchanging shares must generally be submitted by a qualifying plan or program administrator, not by plan or program participants for whose benefit the shares are held.
IRA rollovers. You may complete a direct rollover from a retirement plan offering Class R6 shares to a DWS IRA account by reinvesting up to the full amount of your distribution in Class A, Class C or Class S shares of any DWS fund. Reinvestment into Class A shares will be at net asset value, and subsequent purchases of Class A shares will be made at the public offering price as described in the prospectus for Class A shares. Please note that if you terminate your participation in a retirement plan and transfer all of your Class R6 shares, you will lose the privilege of purchasing Class R6 shares in the future.
Policies You Should Know About
Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial representative.
Prospectus May 1, 2026

Investing in the Funds

If you are investing through a financial representative or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial representatives or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial representative or other intermediary may charge fees separate from those charged by a fund and may be compensated by a fund.
Policies About Transactions
Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading, shortened trading hours due to emergency circumstances or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time. All transactions are processed at the share price next calculated after the order or instruction is received in “good order.” (See “How each Fund Calculates Share Price.”)
An order to buy or sell shares received in good order prior to the close of regular trading on the New York Stock Exchange, on a day each fund is open for business, will generally be effected at the share price calculated that day. An order received in good order after such time will generally be effected at the share price calculated on the next business day. A temporary intraday suspension or disruption of regular trading on the New York Stock Exchange will not be treated as the close of regular trading for that day if trading resumes and therefore will not impact the time at which each fund calculates its share price on that day. In the event of an early close of regular trading on the New York Stock Exchange, such as in the case of scheduled half-day trading, shortened trading hours due to emergency circumstances or unscheduled suspensions of trading, each fund will calculate its share price as of the early close on that day. In such event, an order received in good order before the early close will generally be effected at the share price calculated that day and an order received in good order after the early close will generally be effected at the share price calculated on the next business day.
In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations, within the time frames established by each fund, we will provide you with written notification and we may reject your application and order.
Because orders placed through a financial representative must be forwarded to the transfer agent, you’ll need to allow extra time for your order to be processed. Your financial representative should be able to tell you approximately when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.
In the exercise of its sole discretion, each fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; suspend account services; and/or involuntarily redeem and close an existing account. Specifically, each fund reserves the right to involuntarily redeem an account (i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to each fund. Each fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if a fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.
With certain limited exceptions, only US residents may invest in each fund.
Good order. We reserve the right to reject any order or instruction that is not in “good order.” Good order generally means that the order or instruction:
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is complete and accurate (e.g., includes the account number, fund name, and amount of the transaction);
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is provided by a person authorized to act for your account;
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is accompanied by any required signatures, including signature guarantees or notarized signatures; and
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is accompanied by any required supporting documentation.
Good order requirements are established by the fund or the transfer agent, depend on the type of account or transaction, and may be changed or waived at any time. Contact DWS if you have any questions.
Sub-Minimum Balances for Class A and C. Each fund may close your account and send you the proceeds if your balance falls below $1,000 ($500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments), or below $250 for retirement accounts. We will give you 60 days’ notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don’t apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries
Prospectus May 1, 2026

Investing in the Funds

approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).
Sub-Minimum Balances for Institutional Class. Each fund may redeem your shares and close your account on 60 days’ notice if it fails to meet the minimum account balance requirement of $1,000,000 for any reason.
Sub-Minimum Balances for Class S. Each fund may close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); or below $250 for retirement accounts. We will give you 60 days’ notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don’t apply to investors with $100,000 or more in DWS fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).
Account Maintenance Fee for Classes A, C and S. Each fund charges a $20 account maintenance fee for each fund account that has a balance below $10,000. Except as otherwise noted below, fund accounts are not aggregated by share class or fund. The assessment will occur once per calendar year and may be assessed through the automatic redemption of fund shares in your account. The fee will be assessed on each fund account that falls below the minimum for any reason, including market value fluctuations, redemptions or exchanges.
The account maintenance fee will not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial intermediary; (iii) accounts maintained on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper; (v) accounts held by shareholders who maintain $50,000 or more in aggregate assets in DWS fund shares; (vi) shareholders who consent to electronic delivery for all documents (which include statements, prospectuses, annual and semi-annual reports, and other materials), except for tax forms; (vii) Uniform Gift to Minors (UGMA) and Uniform Transfer to Minors (UTMA) accounts; (viii) Coverdell Education Savings Account (ESA) accounts; and (ix) IRA accounts for shareholders beginning in the year in which they reach the applicable age for required minimum distributions under the Internal Revenue Code. You may elect to receive electronic delivery of DWS fund materials by registering on dws.com, by using the mobile app or by calling the telephone number on the back cover.
Overnight delivery of DWS fund materials. You may request to receive a paper copy of any DWS fund materials via overnight delivery by calling the telephone number on the back cover. If you request an overnight delivery you will be charged a $20 fee ($25 for Saturday delivery) for each request, which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.
Market timing policies and procedures. Short-term and excessive trading of fund shares may present risks to long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund’s portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have “readily available market quotations.” Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., “time zone arbitrage”). Each fund discourages short-term and excessive trading and has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.
Each fund also reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, a fund may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to a fund. Each fund, through its Advisor and transfer agent, will monitor changes in investment direction (CID) transactions that exceed a certain dollar amount by a shareholder within a fund within a specified time period. A CID transaction is a transaction opposite to the prior transaction, which can be a purchase, redemption or exchange of the same fund. Each fund may take other trading activity into account if a fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management. The Advisor’s practices for identifying excessive short-term trading activity (e.g., the number of CID transactions, the dollar threshold and the time period) may change from time to time. If the Advisor determines that an investor has engaged in excessive short-term trading, the Advisor may issue the shareholder and/or the shareholder’s financial intermediary, if any, a written warning and/or may block the shareholder from further purchases of or exchanges into the fund’s shares.
Each fund reserves the right to maintain a block indefinitely if it deems that the shareholder’s activity was harmful to a fund, or that the pattern of activity suggests a pattern of abuse. The rights of a shareholder to redeem shares of a DWS fund are not affected by a block on purchases and exchanges.
Prospectus May 1, 2026

Investing in the Funds

Each fund may make exceptions to the transaction policy for certain types of transactions if, in the opinion of the Advisor, the transactions do not represent short-term or excessive trading or are not abusive or harmful to a fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by a fund or administrator and transactions by certain qualified funds-of-funds.
In certain circumstances where shareholders hold shares of a fund through a financial intermediary, a fund may rely upon the financial intermediary’s policy to deter short-term or excessive trading if the Advisor believes that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of a fund. A financial intermediary’s policy relating to short-term or excessive trading may be more or less restrictive than the DWS funds’ policy, may permit certain transactions not permitted by the DWS funds’ policies, or prohibit transactions not subject to the DWS funds’ policies.
The Advisor may also accept undertakings from a financial intermediary to enforce short-term or excessive trading policies on behalf of a fund that provide a substantially similar level of protection for each fund against such transactions. For example, certain financial intermediaries may have contractual, legal or operational restrictions that prevent them from blocking an account. In such instances, the financial intermediary may use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.
In addition, if a fund invests some portion of its assets in foreign securities, it has adopted certain fair valuation practices intended to protect the fund from “time zone arbitrage” with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by a fund. (See “How each Fund Calculates Share Price.”)
There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. The Advisor reviews trading activity at the omnibus level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the omnibus level, the Advisor will contact the financial intermediary to request underlying shareholder level activity. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund’s shares), short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. If short-term or excessive trading is identified, the Advisor will take appropriate action.
Each fund’s market timing policies and procedures may be modified or terminated at any time.
The automated information line is available 24 hours a day by calling DWS at the telephone number on the back cover. You can use our automated telephone service to get information on DWS funds generally and on accounts held directly at DWS. You can also use this service to request share transactions.
24 hour access via Internet and mobile. By registering your fund accounts online at dws.com or by downloading and registering on the mobile app, you can:
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access account information 24 hours a day, 7 days a week,
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view your account balances,
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buy, exchange and sell fund shares,
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access transaction history, statements and tax forms,
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update personal information, and
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make certain account elections including delivery preferences.
Purchase and redemption orders may be placed at any time, but will only be processed during normal business hours on business days, as detailed in this prospectus. Not all transactions are eligible for processing online or through the mobile app. The ability to open new accounts online or through the mobile app is available only to accounts that are established directly with each fund’s transfer agent, and is limited to certain account types and share classes. Processing certain transactions or opening certain types of accounts may require you to obtain, complete and mail the appropriate form.
When registering online at dws.com or through the mobile app, you will be asked to accept certain terms and conditions, create a user profile and establish a password. The same user profile and password will provide both online and mobile app access. Accessing your fund account and transacting online or through the mobile app requires the transmission of personal financial information over the Internet and/or a mobile data network, and is not without risk. Digital communication channels such as those described above are not necessarily secure and are subject to the risk, among others, that any confidential or sensitive information that you send or view may be intercepted or accessed by a third party and subsequently sold or used, including for instance, to gain access to your fund account and redeem shares. We recommend that you take steps to protect your account information, including the use of a secure Internet browser, keeping user IDs and passwords confidential, and taking steps to restrict access to your computer and mobile devices. As long as we follow reasonable security procedures and act on instructions that we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. Each fund may modify, suspend, or terminate online or mobile account access or services at any time.
Prospectus May 1, 2026

Investing in the Funds

During periods of extreme volume that may result from dramatic economic or stock market events, it is possible that you may have difficulty accessing your account online or using the mobile app. Your online account and/or the mobile app may be unavailable during certain periods due to unforeseen technology issues or for other reasons such as routine maintenance or updates. If you are unable to access your account online or using the mobile app you can reach DWS by mail or by telephone (see contact information on the back cover).
Telephone transactions. Generally, you are automatically entitled to telephone redemption and exchange privileges, but you may elect not to have them when you open your account (paper applications only) or by calling the appropriate telephone number on the back cover.
Transactions by telephone are not without risk. We recommend that you take steps to protect your account information. As long as we follow reasonable security procedures and act on instructions received over the telephone that we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests.
During periods of extreme volume that may result from dramatic economic or stock market events or due to unforeseen technology issues, it is possible that you may have difficulty reaching DWS by phone. If you are unable to reach us by phone you may be able to view account information or request transactions online or using the mobile app, or you can mail inquiries to DWS at the address on the back cover.
Responsibility for fraud. Each fund and its service providers, including DWS, shall not be liable for any loss incurred by reason of a fund accepting unauthorized transaction requests for your account if the fund reasonably believes the instructions to be genuine. In order to safeguard your account, you should keep all account information private and review all confirmation statements and other account-related communications as soon as you receive them. We will consider all transactions to be properly processed if discrepancies are not reported promptly. Contact us immediately if you suspect that someone has gained unauthorized access to your account. The DWS Account Security Program provides further information on how you can protect your account. Visit the Investor Resource Center at dws.com for more information.
Each fund does not issue share certificates.
When you ask us to send or receive a wire, please note that while we don’t charge a fee to send or receive wires, it’s possible that your bank may do so. Wire transactions are generally completed within 24 hours. Each fund can only send wires of $1,000 or more and accept wires of $50 or more.
Each fund accepts payment for shares only in US dollars by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. Each fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to “DWS Funds” and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees each fund or its agents have incurred.
Signature Guarantee. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you’ll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don’t need a signature guarantee (but other limits may apply). Also, generally you don’t need a signature guarantee for an exchange, although we may require one in certain other circumstances.
A signature guarantee is a certification of your signature — a valuable safeguard against fraud. Each fund accepts Medallion Signature Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A signature guarantee cannot be provided by a notary public.
Selling shares of trust accounts and business or organization accounts may require additional documentation. Please call DWS (see the telephone number on the back cover) or contact your financial representative for more information.
When you sell shares that have a CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. In processing orders to sell shares, the shares with the lowest CDSC are sold first. For each investment you make, we use the first day of the month in which you bought shares to calculate a CDSC on that particular investment. A CDSC is not imposed when you exchange from one fund into another, however, shares of the fund acquired in an exchange that were subject to a CDSC at the time of the exchange will continue to be subject to the CDSC schedule of the shares of the fund you originally purchased.
If you sell shares in a DWS fund for which you paid a sales charge and then decide to invest with DWS again within six months, you may be able to take advantage of the “reinstatement feature.” With this feature, you can put your money back into the same class of a DWS fund at its current net asset value and, for purposes of a sales
Prospectus May 1, 2026

Investing in the Funds

charge, it will be treated as if it had never left DWS (this may result in a tax liability for federal income tax purposes). You'll be reimbursed (in the form of fund shares by the Distributor) for any CDSC you paid when you sold shares in a DWS fund. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date.
You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.
Class A to Institutional Class in the Same Fund Exchange Privilege. Investors who have invested in Class A shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or who are transferring to such a program may potentially become eligible to invest in Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class A shares for Institutional Class shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Institutional Class shares are available. DDI may agree with financial intermediaries to allow this exchange privilege outside of pre-arranged, multiple-client transactions. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A shares of a fund for Institutional Class shares of the same fund.
Class A to Class S in the Same Fund Exchange Privilege. Investors who have invested in Class A shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or who are transferring to such a program may become eligible to invest in Class S shares. Subject to the discretion of the Distributor, such shareholders may exchange their Class A shares for Class S shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchanges. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A shares of a fund for Class S shares of the same fund.
Class C to Class A, Class S or Institutional Class in the Same Fund Exchange Privilege. Investors who either (i) have invested in Class C shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares, Class S shares or Institutional Class shares by reason of their participation in such a program. In addition, investors who have invested in Class C shares as part of an Employer-Sponsored Retirement Plan or an Employer-Sponsored IRA may potentially become eligible to invest in Class A shares by reason of their investment in such Employer Sponsored Retirement Plan or Employer-Sponsored IRA. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares, Class S shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving the Employer-Sponsored Retirement Plan or Employer-Sponsored IRA where the Class A shares, Class S shares or Institutional Class shares (as applicable) are available. DDI may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse DDI for a portion of any CDSC that DDI would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by DDI to the financial intermediary in connection with the initial sale of the Class C shares. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares, Class S shares or Institutional Class shares of the same fund.
Class S to Institutional Class in the Same Fund Exchange Privilege. Investors who have invested in Class S shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or who are transferring to such a program may potentially become eligible to invest in Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class S shares for Institutional Class shares of equal aggregate value of the same fund. No sales charges or
Prospectus May 1, 2026

Investing in the Funds

other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Institutional Class shares are available. DDI may agree with financial intermediaries to allow this exchange privilege outside of pre-arranged, multiple-client transactions. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class S shares of a fund for Institutional Class shares of the same fund.
Class S or Institutional Class to Class A in the Same Fund Exchange Privilege. Exchanges by a financial intermediary of Class S or Institutional Class shares for Class A shares of the same fund are allowed without the imposition of a sales charge in connection with a change in account type or otherwise in accordance with the intermediary’s policies and procedures that renders a shareholder ineligible for Class S or Institutional Class shares. The availability of this exchange privilege and sales charge waiver depends on the policies, procedures and trading platforms of the intermediary. Investors should contact their financial intermediary to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class S or Institutional Class shares of a fund for Class A shares of the same fund.
Class A, Class R, Class S or Institutional Class to Class R6 in the Same Fund Exchange Privilege. Investors who have invested in Class A, Class R, Class S or Institutional Class shares through either a retirement plan platform or a college savings plan under Section 529 of the Internal Revenue Code with plan-level or omnibus accounts held on the books of the fund may potentially become eligible to invest in Class R6 shares by reason of their participation in such plans. Exchanges under this privilege are subject to the discretion of the Distributor and will be processed only as part of a prearranged, plan-level transaction with a qualifying plan program or college savings plan under Section 529 of the Internal Revenue Code. If an exchange by a qualifying plan program or a college savings plan under Section 529 of the Internal Revenue Code is approved, investors holding Class A, Class R, Class S or Institutional Class shares through such plan will exchange those shares for Class R6 shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Investors should contact their plan servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A, Class R, Class S or Institutional Class shares of a fund for Class R6 shares of the same fund.
Institutional Class Exchange Privilege. The following persons may, subject to certain limitations, exchange Institutional Class shares for DWS Money Market Fund shares of DWS Money Market Prime Series: (1) a current or former director or trustee of DWS mutual funds; and (2) an employee, the employee’s spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank AG or its affiliates or a subadvisor to any fund in the DWS mutual fund family or a broker-dealer authorized to sell shares of the DWS mutual funds.
Money from shares you sell is normally sent out within one business day of when your request is received in good order, regardless of the method of payment (e.g. check, wire, ACH) although it could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of the closing of the Federal Reserve wire payment system.
Redemptions will generally be in the form of cash, though a fund reserves the right to redeem in kind (as described under “Other Rights We Reserve”). Each fund typically expects to satisfy redemption requests by using available cash or by selling portfolio securities if available cash is not sufficient to meet redemptions. Each fund may utilize an existing line of credit for temporary coverage in the event of a cash shortfall. Each fund may also utilize inter-fund lending, though such use is expected to be rare. Each fund may use any of these methods of satisfying redemption requests under normal or stressed market conditions. During periods of distressed market conditions, when a significant portion of a fund’s portfolio may be comprised of less-liquid and/or illiquid investments, a fund may be more likely to pay redemption proceeds by giving you securities.
Each fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940 (the “1940 Act”). Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by each fund, please see “Other Rights We Reserve.”
Prospectus May 1, 2026

Investing in the Funds

How each Fund Calculates Share Price
To calculate net asset value, or NAV, each share class uses the following equation:
(	Total Assets	−	Total Liabilities	)	÷	Total Number of Shares Outstanding	=	NAV
The price at which you buy shares is based on the NAV per share calculated after the order is received and accepted by the transfer agent, although for Class A shares it will be adjusted to allow for any applicable sales charge (see “Choosing a Share Class”). The price at which you sell shares is also based on the NAV per share calculated after the order is received and accepted by the transfer agent, although a CDSC may be taken out of the proceeds (see “Choosing a Share Class”). To obtain the fund's most recent share price, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.
The Board has designated the Advisor as the valuation designee for each fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities when pricing service prices or market quotations are not readily available, including when a security’s value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a fund’s value for a security is likely to be different from the last quoted market price or pricing service prices. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.
It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be a fund’s use of fair value pricing. This is intended to reduce a fund’s exposure to “time zone arbitrage” and other harmful trading practices. (See “Market timing policies and procedures.”)
To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren’t able to buy or sell fund shares. This is because some foreign markets are open on days or at times when a fund doesn’t price its shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities a fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)
Other Rights We Reserve
You should be aware that we may do any of the following:
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withdraw or suspend the offering of shares at any time
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withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding
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reject an account application if you don’t provide any required or requested identifying information, or for any other reason
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without prior notice, refuse, cancel, limit or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem and close your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund’s best interests or when a fund is requested or compelled to do so by governmental authority or by applicable law
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close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges or CDSC); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability
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pay you for shares you sell by “redeeming in kind,” that is, by giving you securities (which are subject to market risk until sold, may incur taxes and typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; a fund generally won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund’s net assets, whichever is less
■
change, add or withdraw various services, fees and account policies (for example, we may adjust a fund’s investment minimums at any time)
Financial Intermediary Support Payments
The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (“financial
Prospectus May 1, 2026

Investing in the Funds

representatives”) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares (“revenue sharing”). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each fund, any recordkeeping/sub-transfer agency/networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial representatives for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial representatives. For example, the Advisor, the Distributor and/or their affiliates may, using their legitimate profits, compensate financial representatives for providing a fund with “shelf space” or access to a financial representative’s platform (including the costs associated with establishing and maintaining the fund on such platform) or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Distributor access to the financial representative’s sales force; granting the Distributor access to the financial representative’s conferences and meetings; assistance in training and educating the financial representative’s personnel; and obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor’s and/or its affiliates’ payment or reimbursement of ticket charges that would otherwise be assessed by a financial representative on an investor’s fund transactions. In some cases, financial representatives may determine to credit all or a portion of revenue sharing payments back to investors.
The level of revenue sharing payments made to financial representatives may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial representative, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial representatives or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial representatives based on, for example, the nature of the services provided by the financial representative.
The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS fund shares or the retention and/or servicing of investors to financial representatives in amounts that generally range from 0.01% up to 0.25% of assets of each fund serviced and maintained by the financial representative,
0.05% to 0.25% of sales of each fund attributable to the financial representative, a flat fee of up to $95,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial representative’s recommendation of each fund or of any particular share class of each fund. You should review your financial representative’s compensation disclosure and/or talk to your financial representative to obtain more information on how this compensation may have influenced your financial representative’s recommendation of each fund. Additional information regarding these revenue sharing payments is included in each fund’s Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).
The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial representatives under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial representatives to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from Ascensus, Inc. on the DWS-branded retirement plan platform (the “Platform”). The level of revenue sharing payments is based upon sales of both the DWS funds and the non-DWS funds by the financial representative on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial representative on the Platform.
It is likely that broker-dealers that execute portfolio transactions for each fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial representatives as described above.
Understanding Distributions and Taxes
Each fund intends to distribute to its shareholders virtually all of its net earnings. Each fund can earn money in two ways: by receiving interest, dividends or other income from investments it holds and by selling investments for more than it paid for them. (Each fund’s earnings are separate from any gains or losses stemming from your own
Prospectus May 1, 2026

Investing in the Funds

purchase and sale of fund shares.) Each fund may not always pay a dividend or other distribution for a given period. As with any investment, you should consider how your investment in shares of a fund will be taxed. The US federal income tax information in this prospectus is provided as general information and summarizes only some of the important federal income tax considerations affecting a fund and you as a shareholder. You should consult your own tax professional about the federal income tax and other tax consequences of an investment in shares of a fund.
DWS RREEF Global Real Estate Securities Fund intends to pay dividends and distributions of investment income to shareholders annually. DWS RREEF Global Infrastructure Fund and DWS RREEF Real Estate Securities Fund intend to pay dividends and distributions of investment income to shareholders quarterly in March, June, September and December. Any undistributed realized capital gains are paid annually in December. Each fund may make distributions at other times as needed.
Each fund is treated as a corporation for US federal income tax purposes and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for each taxable year. As a regulated investment company, a fund generally pays no federal income tax on the income and gains they distribute to you.
In general, your distributions are subject to US federal income tax for the year when they are paid. Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.
For federal income tax purposes, income and capital gain dividends are generally taxable to shareholders. However, dividends, regardless of character, received by retirement plans qualifying for tax exemption under federal income tax laws generally will not be currently taxable.
You can choose how to receive your dividends, whether ordinary or capital gain dividends, and other distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested in shares of the fund without a sales charge (if applicable). Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.
Buying, selling or exchanging fund shares will usually have federal income tax consequences for you (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will generally be long-term or short-term depending on how long you owned the shares that were sold. Your ability to deduct capital losses may be limited. For federal income tax purposes, an exchange is treated the same as a sale. In addition, if shares are redeemed to pay any account fees (e.g., an account maintenance fee), you may incur a tax liability.
The federal income tax status of a fund’s earnings you receive and transactions involving your shares generally depends on their type:
Generally taxed at net capital gain rates:	Generally taxed at ordinary income rates:
Fund distributions
■gains from the sale of securi- ties held (or treated as held) by a fund for more than one year ■qualified dividend income	■gains from the sale of securi- ties held (or treated as held) by a fund for one year or less ■all other taxable income
Transactions involving fund shares
■gains from selling fund shares held for more than one year	■gains from selling fund shares held for one year or less

Any direct investments in foreign securities by a fund may be subject to foreign withholding taxes. In that case, a fund’s yield on those securities would generally be decreased. Shareholders of DWS RREEF Real Estate Securities Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. Each of DWS RREEF Global Infrastructure Fund and DWS RREEF Global Real Estate Securities Fund may elect to pass through to its shareholders a credit or deduction for foreign taxes it has paid if at the end of its fiscal year more than 50% of the value of its total assets consists of stocks or securities of foreign corporations. If this election is made, shareholders will generally be able to claim a credit or deduction (subject to certain limitations) on their federal income tax return for, and will be required to include in gross income as a distribution from a fund, their pro rata portion of the income taxes paid by a fund to foreign countries. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions. If you invest in a fund through a taxable account, your after-tax return could be negatively affected.
Investments in certain debt obligations or other securities may cause a fund to recognize income in excess of the cash generated by them. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
Prospectus May 1, 2026

Investing in the Funds

Each fund's use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.
A fund's ability to pursue its investment strategy and achieve its investment objective may be limited by its intention to qualify as a regulated investment company for federal income tax purposes.
Distributions to individuals and other non-corporate shareholders of investment income reported by a fund as derived from qualified dividend income are eligible for taxation for federal income tax purposes at the more favorable net capital gain rates. Qualified dividend income generally includes dividends received by a fund from domestic and some foreign corporations. It does not include income from investments in debt securities. In addition, a fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to a fund’s shares for the lower tax rates to apply.
Dividends received by a fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by such REIT.
For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a fund as qualified REIT dividends, a shareholder must hold shares of the fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction.
Certain types of income received by a fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a fund to designate some or all of its distributions as “excess inclusion income.” To fund shareholders such excess inclusion income may (1) constitute taxable income, as unrelated business taxable income (“UBTI”) for those shareholders who would otherwise be exempt from federal income tax, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not generally be offset by net operating losses; (3) not be eligible for reduced US withholding for non-US shareholders, including shareholders from tax treaty countries; and (4) cause the fund to be subject to tax if certain “disqualified organizations” are fund shareholders.
Your fund will send you detailed federal income tax information early each year. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.
Because the REITs invested in by DWS RREEF Real Estate Securities Fund and DWS RREEF Global Real Estate Securities Fund do not provide complete information about the taxability of the REIT's distributions until after the calendar year-end, in order to determine how much of a fund’s distribution is taxable to shareholders, the fund may request permission from the IRS each year for an extension of time to issue Form 1099-DIV.
A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes taxable dividends, including any capital gain dividends paid by a fund, and net gains recognized on the sale, redemption or exchange of shares of a fund.
If you invest before a fund pays a dividend, you’ll be getting some of your investment back as a dividend, which may be taxable to you. You may be able to avoid this by investing shortly after a fund pays a dividend. In tax-advantaged accounts you generally do not need to worry about this.
If a fund’s distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a tax-free return of capital to the extent of your basis in your shares and thereafter as a capital gain. Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or a lower capital loss when you sell your shares held in a taxable account.
Corporations are taxed at the same rates on ordinary income and capital gains but may be eligible for a dividends received deduction to the extent of the amount of eligible dividends received by a fund from domestic corporations for the taxable year, provided certain holding period and other requirements are met. Distributions received by a fund from REITs will not be eligible for the dividends received deduction.
DWS RREEF Real Estate Securities Fund and DWS RREEF Global Real Estate Securities Fund do not expect a significant portion of their distributions to be eligible for the corporate dividends received deduction.
Prospectus May 1, 2026

Investing in the Funds

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences. Special tax rules apply to individuals investing through tax-advantaged investment plans. Please consult your own tax advisor with respect to the tax consequences of an investment in a fund through such plan.
The above discussion summarizes certain federal income tax consequences solely for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US and foreign tax consequences to you of an investment in a fund. For more information, see “Taxes” in the Statement of Additional Information.
Prospectus May 1, 2026

Investing in the Funds

Financial Highlights
The financial highlights are designed to help you understand recent financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each fund’s financial statements, is included in each fund’s annual financial statements and other information reports (see the back cover).

DWS RREEF Real Estate Securities Fund — Class A
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$21.71	$21.02	$19.09	$27.37	$20.70
Income (loss) from investment operations:
Net investment income[a]	.46	.40	.45	.34	.21
Net realized and unrealized gain (loss)	(.57 )	.81	1.79	(7.85)	8.47
Total from investment operations	(.11 )	1.21	2.24	(7.51)	8.68
Less distributions from:
Net investment income	(.47 )	(.52 )	(.31 )	(.29 )	(.27 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.47 )	(.52 )	(.31 )	(.77 )	(2.01)
Net asset value, end of period	$21.13	$21.71	$21.02	$19.09	$27.37
Total Return (%)[b]	(.53 )	5.79	11.90	(27.63)	42.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120	160	173	174	262
Ratio of expenses (%)	.99	1.00	.99	.99	.97
Ratio of net investment income (%)	2.13	1.87	2.32	1.56	.86
Portfolio turnover rate (%)	100	106	84	114	114

a	Based on average shares outstanding during the period.
b	Total return does not reflect the effect of any sales charges.
Prospectus May 1, 2026	64	Financial Highlights

DWS RREEF Real Estate Securities Fund — Class C
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$22.04	$21.34	$19.38	$27.77	$20.99
Income (loss) from investment operations:
Net investment income[a]	.30	.23	.30	.18	.04
Net realized and unrealized gain (loss)	(.57 )	.84	1.84	(7.95)	8.57
Total from investment operations	(.27 )	1.07	2.14	(7.77)	8.61
Less distributions from:
Net investment income	(.29 )	(.37 )	(.18 )	(.14 )	(.09 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.29 )	(.37 )	(.18 )	(.62 )	(1.83)
Net asset value, end of period	$21.48	$22.04	$21.34	$19.38	$27.77
Total Return (%)[b]	(1.23)	5.02	11.11	(28.12)	41.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	4	6	11
Ratio of expenses (%)	1.71	1.73	1.71	1.69	1.68
Ratio of net investment income (%)	1.38	1.07	1.53	.80	.15
Portfolio turnover rate (%)	100	106	84	114	114

a	Based on average shares outstanding during the period.
b	Total return does not reflect the effect of any sales charges.
Prospectus May 1, 2026	65	Financial Highlights

DWS RREEF Real Estate Securities Fund — Class R
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$21.72	$21.03	$19.10	$27.37	$20.70
Income (loss) from investment operations:
Net investment income[a]	.40	.34	.39	.28	.13
Net realized and unrealized gain (loss)	(.58 )	.80	1.79	(7.84)	8.47
Total from investment operations	(.18 )	1.14	2.18	(7.56)	8.60
Less distributions from:
Net investment income	(.41 )	(.45 )	(.25 )	(.23 )	(.19 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.41 )	(.45 )	(.25 )	(.71 )	(1.93)
Net asset value, end of period	$21.13	$21.72	$21.03	$19.10	$27.37
Total Return (%)	(.86 )	5.47	11.56	(27.81)	42.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	21	21	23	35
Ratio of expenses (%)	1.30	1.30	1.30	1.29	1.28
Ratio of net investment income (%)	1.84	1.59	2.00	1.25	.52
Portfolio turnover rate (%)	100	106	84	114	114

a	Based on average shares outstanding during the period.
Prospectus May 1, 2026	66	Financial Highlights

DWS RREEF Real Estate Securities Fund — Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$21.67	$20.99	$19.06	$27.32	$20.67
Income (loss) from investment operations:
Net investment income[a]	.56	.50	.54	.45	.32
Net realized and unrealized gain (loss)	(.57 )	.80	1.79	(7.85)	8.45
Total from investment operations	(.01 )	1.30	2.33	(7.40)	8.77
Less distributions from:
Net investment income	(.58 )	(.62 )	(.40 )	(.38 )	(.38 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.58 )	(.62 )	(.40 )	(.86 )	(2.12)
Net asset value, end of period	$21.08	$21.67	$20.99	$19.06	$27.32
Total Return (%)	(.08 )	6.24	12.44	(27.27)	43.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	270	296	292	264	377
Ratio of expenses (%)	.54	.54	.54	.53	.52
Ratio of net investment income (%)	2.60	2.34	2.79	2.03	1.31
Portfolio turnover rate (%)	100	106	84	114	114

a	Based on average shares outstanding during the period.
Prospectus May 1, 2026	67	Financial Highlights

DWS RREEF Real Estate Securities Fund — Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$21.66	$20.98	$19.05	$27.31	$20.66
Income (loss) from investment operations:
Net investment income[a]	.54	.48	.52	.43	.30
Net realized and unrealized gain (loss)	(.56 )	.80	1.79	(7.84)	8.45
Total from investment operations	(.02 )	1.28	2.31	(7.41)	8.75
Less distributions from:
Net investment income	(.56 )	(.60 )	(.38 )	(.37 )	(.36 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.56 )	(.60 )	(.38 )	(.85 )	(2.10)
Net asset value, end of period	$21.08	$21.66	$20.98	$19.05	$27.31
Total Return (%)	(.13 )	6.15	12.35	(27.35)	43.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	456	532	534	585	867
Ratio of expenses (%)	.63	.63	.62	.61	.61
Ratio of net investment income (%)	2.50	2.25	2.67	1.93	1.21
Portfolio turnover rate (%)	100	106	84	114	114

a	Based on average shares outstanding during the period.
Prospectus May 1, 2026	68	Financial Highlights

DWS RREEF Real Estate Securities Fund — Class S
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$21.86	$21.17	$19.23	$27.54	$20.83
Income (loss) from investment operations:
Net investment income[a]	.51	.45	.50	.39	.27
Net realized and unrealized gain (loss)	(.56 )	.82	1.80	(7.89)	8.51
Total from investment operations	(.05 )	1.27	2.30	(7.50)	8.78
Less distributions from:
Net investment income	(.53 )	(.58 )	(.36 )	(.33 )	(.33 )
Net realized gains	—	—	—	(.48 )	(1.74)
Total distributions	(.53 )	(.58 )	(.36 )	(.81 )	(2.07)
Net asset value, end of period	$21.28	$21.86	$21.17	$19.23	$27.54
Total Return (%)	(.28 )	6.02	12.15	(27.41)	42.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	68	90	100	113	200
Ratio of expenses (%)	.76	.76	.75	.75	.77
Ratio of net investment income (%)	2.36	2.10	2.54	1.75	1.08
Portfolio turnover rate (%)	100	106	84	114	114

a	Based on average shares outstanding during the period.
Prospectus May 1, 2026	69	Financial Highlights

DWS RREEF Global Infrastructure Fund — Class A
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$15.21	$14.91	$15.01	$18.01	$15.90
Income (loss) from investment operations:
Net investment income[a]	.36	.35	.33	.23	.24
Net realized and unrealized gain (loss)	1.50	1.35	(.07 )	(1.68)	2.91
Total from investment operations	1.86	1.70	.26	(1.45)	3.15
Less distributions from:
Net investment income	(.33 )	(.39 )	(.30 )	(.21 )	(.18 )
Net realized gains	(1.32)	(1.01)	(.06 )	(1.34)	(.86 )
Total distributions	(1.65)	(1.40)	(.36 )	(1.55)	(1.04)
Net asset value, end of period	$15.42	$15.21	$14.91	$15.01	$18.01
Total Return (%)[b,c]	12.35	11.93	1.83	(7.97)	20.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	222	232	255	309	344
Ratio of expenses before expense reductions (%)	1.38	1.41	1.39	1.39	1.38
Ratio of expenses after expense reductions (%)	1.26	1.27	1.28	1.28	1.33
Ratio of net investment income (%)	2.23	2.24	2.23	1.33	1.37
Portfolio turnover rate (%)	59	30	43	40	44

a	Based on average shares outstanding during the period.
b	Total return does not reflect the effect of any sales charges.
c	Total return would have been lower had certain expenses not been reduced.
Prospectus May 1, 2026	70	Financial Highlights

DWS RREEF Global Infrastructure Fund — Class C
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$14.92	$14.66	$14.75	$17.73	$15.69
Income (loss) from investment operations:
Net investment income[a]	.23	.22	.20	.07	.08
Net realized and unrealized gain (loss)	1.47	1.32	(.04 )	(1.61)	2.89
Total from investment operations	1.70	1.54	.16	(1.54)	2.97
Less distributions from:
Net investment income	(.18 )	(.27 )	(.19 )	(.10 )	(.07 )
Net realized gains	(1.32)	(1.01)	(.06 )	(1.34)	(.86 )
Total distributions	(1.50)	(1.28)	(.25 )	(1.44)	(.93 )
Net asset value, end of period	$15.12	$14.92	$14.66	$14.75	$17.73
Total Return (%)[b,c]	11.53	11.00	1.13	(8.64)	19.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	12	21	47	98
Ratio of expenses before expense reductions (%)	2.15	2.18	2.14	2.17	2.15
Ratio of expenses after expense reductions (%)	2.01	2.02	2.03	2.03	2.08
Ratio of net investment income (%)	1.43	1.48	1.34	.43	.49
Portfolio turnover rate (%)	59	30	43	40	44

a	Based on average shares outstanding during the period.
b	Total return does not reflect the effect of any sales charges.
c	Total return would have been lower had certain expenses not been reduced.
Prospectus May 1, 2026	71	Financial Highlights

DWS RREEF Global Infrastructure Fund — Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$15.14	$14.85	$14.95	$17.94	$15.85
Income (loss) from investment operations:
Net investment income[a]	.41	.38	.37	.26	.39
Net realized and unrealized gain (loss)	1.50	1.35	(.07 )	(1.65)	2.79
Total from investment operations	1.91	1.73	.30	(1.39)	3.18
Less distributions from:
Net investment income	(.41 )	(.43 )	(.34 )	(.26 )	(.23 )
Net realized gains	(1.32)	(1.01)	(.06 )	(1.34)	(.86 )
Total distributions	(1.73)	(1.44)	(.40 )	(1.60)	(1.09)
Net asset value, end of period	$15.32	$15.14	$14.85	$14.95	$17.94
Total Return (%)	12.76 [b]	12.10 [b]	2.02 [b]	(7.75)[b]	20.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	15	14	13	22
Ratio of expenses before expense reductions (%)	1.01	1.06	1.04	1.04	1.03
Ratio of expenses after expense reductions (%)	.94 [c]	1.02	1.03	1.03	1.03
Ratio of net investment income (%)	2.51	2.49	2.50	1.50	2.26
Portfolio turnover rate (%)	59	30	43	40	44

a	Based on average shares outstanding during the period.
b	Total return would have been lower had certain expenses not been reduced.
c	The ratio of expenses would have been .05% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
Prospectus May 1, 2026	72	Financial Highlights

DWS RREEF Global Infrastructure Fund — Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$15.12	$14.83	$14.93	$17.92	$15.83
Income (loss) from investment operations:
Net investment income[a]	.40	.38	.36	.27	.28
Net realized and unrealized gain (loss)	1.49	1.35	(.07 )	(1.67)	2.89
Total from investment operations	1.89	1.73	.29	(1.40)	3.17
Less distributions from:
Net investment income	(.36 )	(.43 )	(.33 )	(.25 )	(.22 )
Net realized gains	(1.32)	(1.01)	(.06 )	(1.34)	(.86 )
Total distributions	(1.68)	(1.44)	(.39 )	(1.59)	(1.08)
Net asset value, end of period	$15.33	$15.12	$14.83	$14.93	$17.92
Total Return (%)[b]	12.66	12.19	2.08	(7.73)	20.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	503	471	542	707	873
Ratio of expenses before expense reductions (%)	1.11	1.14	1.12	1.13	1.13
Ratio of expenses after expense reductions (%)	1.01	1.02	1.03	1.03	1.08
Ratio of net investment income (%)	2.49	2.48	2.47	1.57	1.62
Portfolio turnover rate (%)	59	30	43	40	44

a	Based on average shares outstanding during the period.
b	Total return would have been lower had certain expenses not been reduced.
Prospectus May 1, 2026	73	Financial Highlights

DWS RREEF Global Infrastructure Fund — Class S
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$15.13	$14.85	$14.95	$17.93	$15.84
Income (loss) from investment operations:
Net investment income[a]	.39	.37	.35	.25	.25
Net realized and unrealized gain (loss)	1.49	1.33	(.07 )	(1.65)	2.91
Total from investment operations	1.88	1.70	.28	(1.40)	3.16
Less distributions from:
Net investment income	(.36 )	(.41 )	(.32 )	(.24 )	(.21 )
Net realized gains	(1.32)	(1.01)	(.06 )	(1.34)	(.86 )
Total distributions	(1.68)	(1.42)	(.38 )	(1.58)	(1.07)
Net asset value, end of period	$15.33	$15.13	$14.85	$14.95	$17.93
Total Return (%)[b]	12.56	11.99	1.98	(7.76)	20.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	75	81	104	145	178
Ratio of expenses before expense reductions (%)	1.17	1.22	1.21	1.22	1.21
Ratio of expenses after expense reductions (%)	1.10	1.12	1.13	1.13	1.18
Ratio of net investment income (%)	2.43	2.39	2.37	1.46	1.47
Portfolio turnover rate (%)	59	30	43	40	44

a	Based on average shares outstanding during the period.
b	Total return would have been lower had certain expenses not been reduced.
Prospectus May 1, 2026	74	Financial Highlights

DWS RREEF Global Real Estate Securities Fund — Class A
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.00	$7.01	$6.40	$9.31	$7.77
Income (loss) from investment operations:
Net investment income[a]	.16	.13	.16	.13	.11
Net realized and unrealized gain (loss)	.42	.05	.53	(2.59)	2.18
Total from investment operations	.58	.18	.69	(2.46)	2.29
Less distributions from:
Net investment income	(.15 )	(.19 )	(.08 )	(.11 )	(.35 )
Net realized gains	—	—	—	(.34 )	(.40 )
Total distributions	(.15 )	(.19 )	(.08 )	(.45 )	(.75 )
Net asset value, end of period	$7.43	$7.00	$7.01	$6.40	$9.31
Total Return (%)[b,c]	8.36	2.75	10.88	(26.72)	30.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	12	13	15	26
Ratio of expenses before expense reductions (%)	1.39	1.43	1.38	1.38	1.33
Ratio of expenses after expense reductions (%)	1.16	1.24	1.20	1.20	1.20
Ratio of net investment income (%)	2.21	1.89	2.45	1.80	1.24
Portfolio turnover rate (%)	87	94	82	101	84

a	Based on average shares outstanding during the period.
b	Total return does not reflect the effect of any sales charges.
c	Total return would have been lower had certain expenses not been reduced.
Prospectus May 1, 2026	75	Financial Highlights

DWS RREEF Global Real Estate Securities Fund — Class C
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.96	$6.97	$6.36	$9.33	$7.72
Income (loss) from investment operations:
Net investment income[a]	.11	.07	.11	.08	.04
Net realized and unrealized gain (loss)	.41	.06	.53	(2.60)	2.18
Total from investment operations	.52	.13	.64	(2.52)	2.22
Less distributions from:
Net investment income	(.01 )	(.14 )	(.03 )	(.11 )	(.21 )
Net realized gains	—	—	—	(.34 )	(.40 )
Total distributions	(.01 )	(.14 )	(.03 )	(.45 )	(.61 )
Net asset value, end of period	$7.47	$6.96	$6.97	$6.36	$9.33
Total Return (%)[b,c]	7.44	1.99	10.11	(27.33)	29.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	2	4
Ratio of expenses before expense reductions (%)	2.09	2.15	2.08	2.07	2.03
Ratio of expenses after expense reductions (%)	1.91	1.99	1.92	1.93	1.92
Ratio of net investment income (%)	1.46	1.03	1.69	1.05	.49
Portfolio turnover rate (%)	87	94	82	101	84

a	Based on average shares outstanding during the period.
b	Total return does not reflect the effect of any sales charges.
c	Total return would have been lower had certain expenses not been reduced.
Prospectus May 1, 2026	76	Financial Highlights

DWS RREEF Global Real Estate Securities Fund — Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.00	$7.02	$6.40	$9.28	$7.78
Income (loss) from investment operations:
Net investment income[a]	.19	.16	.19	.17	.14
Net realized and unrealized gain (loss)	.43	.04	.53	(2.60)	2.19
Total from investment operations	.62	.20	.72	(2.43)	2.33
Less distributions from:
Net investment income	(.19 )	(.22 )	(.10 )	(.11 )	(.43 )
Net realized gains	—	—	—	(.34 )	(.40 )
Total distributions	(.19 )	(.22 )	(.10 )	(.45 )	(.83 )
Net asset value, end of period	$7.43	$7.00	$7.02	$6.40	$9.28
Total Return (%)[b]	8.85	3.04	11.51	(26.47)	30.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92	83	101	91	110
Ratio of expenses before expense reductions (%)	.93	.99	.96	.94	.91
Ratio of expenses after expense reductions (%)	.75	.83 [c]	.79	.79	.79
Ratio of net investment income (%)	2.63	2.31	2.90	2.28	1.64
Portfolio turnover rate (%)	87	94	82	101	84

a	Based on average shares outstanding during the period.
b	Total return would have been lower had certain expenses not been reduced.
c	The ratio of expenses would have been .12% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
Prospectus May 1, 2026	77	Financial Highlights

DWS RREEF Global Real Estate Securities Fund — Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.00	$7.01	$6.40	$9.28	$7.77
Income (loss) from investment operations:
Net investment income[a]	.18	.16	.18	.16	.14
Net realized and unrealized gain (loss)	.42	.05	.53	(2.59)	2.18
Total from investment operations	.60	.21	.71	(2.43)	2.32
Less distributions from:
Net investment income	(.20 )	(.22 )	(.10 )	(.11 )	(.41 )
Net realized gains	—	—	—	(.34 )	(.40 )
Total distributions	(.20 )	(.22 )	(.10 )	(.45 )	(.81 )
Net asset value, end of period	$7.40	$7.00	$7.01	$6.40	$9.28
Total Return (%)[b]	8.73	2.97	11.25	(26.47)	30.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	44	45	53	107
Ratio of expenses before expense reductions (%)	1.03	1.07	1.03	1.02	.99
Ratio of expenses after expense reductions (%)	.85	.91	.86	.88	.88
Ratio of net investment income (%)	2.54	2.23	2.78	2.11	1.54
Portfolio turnover rate (%)	87	94	82	101	84

a	Based on average shares outstanding during the period.
b	Total return would have been lower had certain expenses not been reduced.
Prospectus May 1, 2026	78	Financial Highlights

DWS RREEF Global Real Estate Securities Fund — Class S
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.99	$7.01	$6.39	$9.29	$7.77
Income (loss) from investment operations:
Net investment income[a]	.17	.15	.17	.15	.13
Net realized and unrealized gain (loss)	.43	.04	.54	(2.60)	2.18
Total from investment operations	.60	.19	.71	(2.45)	2.31
Less distributions from:
Net investment income	(.18 )	(.21 )	(.09 )	(.11 )	(.39 )
Net realized gains	—	—	—	(.34 )	(.40 )
Total distributions	(.18 )	(.21 )	(.09 )	(.45 )	(.79 )
Net asset value, end of period	$7.41	$6.99	$7.01	$6.39	$9.29
Total Return (%)[b]	8.58	2.82	11.25	(26.67)	30.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	11	12	12	21
Ratio of expenses before expense reductions (%)	1.16	1.22	1.16	1.17	1.11
Ratio of expenses after expense reductions (%)	.98	1.06	1.00	1.03	1.00
Ratio of net investment income (%)	2.40	2.07	2.66	1.98	1.43
Portfolio turnover rate (%)	87	94	82	101	84

a	Based on average shares outstanding during the period.
b	Total return would have been lower had certain expenses not been reduced.
Prospectus May 1, 2026	79	Financial Highlights

Appendix A
Hypothetical Expense Summary
Using the annual fund operating expense ratios presented in the fee tables in the fund’s prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. The tables reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charge, if any, which may be payable upon redemption. If contingent deferred sales charges were shown, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.
Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Hypothetical Expense Summary for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund’s prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.
DWS RREEF Real Estate Securities Fund — Class A
	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.99%	-1.97%	$9,802.94	$670.18
2	10.25%	0.99%	1.96%	$10,196.04	$98.99
3	15.76%	0.99%	6.05%	$10,604.90	$102.96
4	21.55%	0.99%	10.30%	$11,030.16	$107.09
5	27.63%	0.99%	14.72%	$11,472.47	$111.39
6	34.01%	0.99%	19.33%	$11,932.51	$115.85
7	40.71%	0.99%	24.11%	$12,411.01	$120.50
8	47.75%	0.99%	29.09%	$12,908.69	$125.33
9	55.13%	0.99%	34.26%	$13,426.33	$130.36
10	62.89%	0.99%	39.65%	$13,964.72	$135.59
Total					$1,718.24
Prospectus May 1, 2026	80	Appendix A

DWS RREEF Real Estate Securities Fund — Class C
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.71%	3.29%	$10,329.00	$173.81
2	10.25%	1.71%	6.69%	$10,668.82	$179.53
3	15.76%	1.71%	10.20%	$11,019.83	$185.44
4	21.55%	1.71%	13.82%	$11,382.38	$191.54
5	27.63%	1.71%	17.57%	$11,756.86	$197.84
6	34.01%	1.71%	21.44%	$12,143.66	$204.35
7	40.71%	1.71%	25.43%	$12,543.19	$211.07
8	47.75%	1.71%	29.56%	$12,955.86	$218.02
9	55.13%	0.99%	34.75%	$13,475.39	$130.83
10	62.89%	0.99%	40.16%	$14,015.75	$136.08
Total					$1,828.51
DWS RREEF Real Estate Securities Fund — Class R
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.30%	3.70%	$10,370.00	$132.41
2	10.25%	1.30%	7.54%	$10,753.69	$137.30
3	15.76%	1.30%	11.52%	$11,151.58	$142.38
4	21.55%	1.30%	15.64%	$11,564.18	$147.65
5	27.63%	1.30%	19.92%	$11,992.06	$153.12
6	34.01%	1.30%	24.36%	$12,435.77	$158.78
7	40.71%	1.30%	28.96%	$12,895.89	$164.66
8	47.75%	1.30%	33.73%	$13,373.04	$170.75
9	55.13%	1.30%	38.68%	$13,867.84	$177.07
10	62.89%	1.30%	43.81%	$14,380.95	$183.62
Total					$1,567.74
Prospectus May 1, 2026	81	Appendix A

DWS RREEF Real Estate Securities Fund — Class R6
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.54%	4.46%	$10,446.00	$55.20
2	10.25%	0.54%	9.12%	$10,911.89	$57.67
3	15.76%	0.54%	13.99%	$11,398.56	$60.24
4	21.55%	0.54%	19.07%	$11,906.94	$62.92
5	27.63%	0.54%	24.38%	$12,437.99	$65.73
6	34.01%	0.54%	29.93%	$12,992.72	$68.66
7	40.71%	0.54%	35.72%	$13,572.20	$71.73
8	47.75%	0.54%	41.78%	$14,177.52	$74.92
9	55.13%	0.54%	48.10%	$14,809.83	$78.27
10	62.89%	0.54%	54.70%	$15,470.35	$81.76
Total					$677.10
DWS RREEF Real Estate Securities Fund — Institutional Class
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.63%	4.37%	$10,437.00	$64.38
2	10.25%	0.63%	8.93%	$10,893.10	$67.19
3	15.76%	0.63%	13.69%	$11,369.13	$70.13
4	21.55%	0.63%	18.66%	$11,865.96	$73.19
5	27.63%	0.63%	23.84%	$12,384.50	$76.39
6	34.01%	0.63%	29.26%	$12,925.70	$79.73
7	40.71%	0.63%	34.91%	$13,490.55	$83.21
8	47.75%	0.63%	40.80%	$14,080.09	$86.85
9	55.13%	0.63%	46.95%	$14,695.39	$90.64
10	62.89%	0.63%	53.38%	$15,337.58	$94.60
Total					$786.31
Prospectus May 1, 2026	82	Appendix A

DWS RREEF Real Estate Securities Fund — Class S
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.76%	4.24%	$10,424.00	$77.61
2	10.25%	0.76%	8.66%	$10,865.98	$80.90
3	15.76%	0.76%	13.27%	$11,326.70	$84.33
4	21.55%	0.76%	18.07%	$11,806.95	$87.91
5	27.63%	0.76%	23.08%	$12,307.56	$91.64
6	34.01%	0.76%	28.29%	$12,829.40	$95.52
7	40.71%	0.76%	33.73%	$13,373.37	$99.57
8	47.75%	0.76%	39.40%	$13,940.40	$103.79
9	55.13%	0.76%	45.31%	$14,531.47	$108.19
10	62.89%	0.76%	51.48%	$15,147.61	$112.78
Total					$942.24
DWS RREEF Global Infrastructure Fund — Class A
	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.19%	-2.16%	$9,784.09	$689.29
2	10.25%	1.31%	1.45%	$10,145.13	$130.54
3	15.76%	1.31%	5.19%	$10,519.48	$135.35
4	21.55%	1.31%	9.08%	$10,907.65	$140.35
5	27.63%	1.31%	13.10%	$11,310.14	$145.53
6	34.01%	1.31%	17.27%	$11,727.49	$150.90
7	40.71%	1.31%	21.60%	$12,160.23	$156.46
8	47.75%	1.31%	26.09%	$12,608.94	$162.24
9	55.13%	1.31%	30.74%	$13,074.21	$168.22
10	62.89%	1.31%	35.57%	$13,556.65	$174.43
Total					$2,053.31
Prospectus May 1, 2026	83	Appendix A

DWS RREEF Global Infrastructure Fund — Class C
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.94%	3.06%	$10,306.00	$196.97
2	10.25%	2.08%	6.07%	$10,606.94	$217.49
3	15.76%	2.08%	9.17%	$10,916.66	$223.85
4	21.55%	2.08%	12.35%	$11,235.42	$230.38
5	27.63%	2.08%	15.63%	$11,563.50	$237.11
6	34.01%	2.08%	19.01%	$11,901.15	$244.03
7	40.71%	2.08%	22.49%	$12,248.67	$251.16
8	47.75%	2.08%	26.06%	$12,606.33	$258.49
9	55.13%	1.31%	30.72%	$13,071.50	$168.19
10	62.89%	1.31%	35.54%	$13,553.84	$174.40
Total					$2,202.07
DWS RREEF Global Infrastructure Fund — Class R6
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.94%	4.06%	$10,406.00	$95.91
2	10.25%	0.94%	8.28%	$10,828.48	$99.80
3	15.76%	0.94%	12.68%	$11,268.12	$103.85
4	21.55%	0.94%	17.26%	$11,725.61	$108.07
5	27.63%	0.94%	22.02%	$12,201.67	$112.46
6	34.01%	0.94%	26.97%	$12,697.05	$117.02
7	40.71%	0.94%	32.13%	$13,212.55	$121.78
8	47.75%	0.94%	37.49%	$13,748.98	$126.72
9	55.13%	0.94%	43.07%	$14,307.19	$131.86
10	62.89%	0.94%	48.88%	$14,888.06	$137.22
Total					$1,154.69
Prospectus May 1, 2026	84	Appendix A

DWS RREEF Global Infrastructure Fund — Institutional Class
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.94%	4.06%	$10,406.00	$95.91
2	10.25%	1.04%	8.18%	$10,818.08	$110.37
3	15.76%	1.04%	12.46%	$11,246.47	$114.74
4	21.55%	1.04%	16.92%	$11,691.83	$119.28
5	27.63%	1.04%	21.55%	$12,154.83	$124.00
6	34.01%	1.04%	26.36%	$12,636.16	$128.91
7	40.71%	1.04%	31.37%	$13,136.55	$134.02
8	47.75%	1.04%	36.57%	$13,656.76	$139.33
9	55.13%	1.04%	41.98%	$14,197.57	$144.84
10	62.89%	1.04%	47.60%	$14,759.79	$150.58
Total					$1,261.98
DWS RREEF Global Infrastructure Fund — Class S
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.04%	3.96%	$10,396.00	$106.06
2	10.25%	1.10%	8.01%	$10,801.44	$116.59
3	15.76%	1.10%	12.23%	$11,222.70	$121.13
4	21.55%	1.10%	16.60%	$11,660.39	$125.86
5	27.63%	1.10%	21.15%	$12,115.14	$130.77
6	34.01%	1.10%	25.88%	$12,587.63	$135.87
7	40.71%	1.10%	30.79%	$13,078.55	$141.16
8	47.75%	1.10%	35.89%	$13,588.61	$146.67
9	55.13%	1.10%	41.19%	$14,118.57	$152.39
10	62.89%	1.10%	46.69%	$14,669.19	$158.33
Total					$1,334.83
Prospectus May 1, 2026	85	Appendix A

DWS RREEF Global Real Estate Securities Fund — Class A
	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.05%	-2.03%	$9,797.29	$675.92
2	10.25%	1.43%	1.47%	$10,147.05	$142.60
3	15.76%	1.43%	5.09%	$10,509.30	$147.69
4	21.55%	1.43%	8.84%	$10,884.48	$152.97
5	27.63%	1.43%	12.73%	$11,273.06	$158.43
6	34.01%	1.43%	16.76%	$11,675.51	$164.08
7	40.71%	1.43%	20.92%	$12,092.32	$169.94
8	47.75%	1.43%	25.24%	$12,524.02	$176.01
9	55.13%	1.43%	29.71%	$12,971.13	$182.29
10	62.89%	1.43%	34.34%	$13,434.19	$188.80
Total					$2,158.73
DWS RREEF Global Real Estate Securities Fund — Class C
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.80%	3.20%	$10,320.00	$182.88
2	10.25%	2.13%	6.16%	$10,616.18	$222.97
3	15.76%	2.13%	9.21%	$10,920.87	$229.37
4	21.55%	2.13%	12.34%	$11,234.30	$235.95
5	27.63%	2.13%	15.57%	$11,556.72	$242.72
6	34.01%	2.13%	18.88%	$11,888.40	$249.69
7	40.71%	2.13%	22.30%	$12,229.60	$256.86
8	47.75%	2.13%	25.81%	$12,580.59	$264.23
9	55.13%	1.43%	30.30%	$13,029.71	$183.11
10	62.89%	1.43%	34.95%	$13,494.87	$189.65
Total					$2,257.43
Prospectus May 1, 2026	86	Appendix A

DWS RREEF Global Real Estate Securities Fund — Class R6
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.79%	4.21%	$10,421.00	$80.66
2	10.25%	0.97%	8.41%	$10,840.97	$103.12
3	15.76%	0.97%	12.78%	$11,277.86	$107.28
4	21.55%	0.97%	17.32%	$11,732.35	$111.60
5	27.63%	0.97%	22.05%	$12,205.17	$116.10
6	34.01%	0.97%	26.97%	$12,697.04	$120.78
7	40.71%	0.97%	32.09%	$13,208.73	$125.64
8	47.75%	0.97%	37.41%	$13,741.04	$130.71
9	55.13%	0.97%	42.95%	$14,294.80	$135.97
10	62.89%	0.97%	48.71%	$14,870.88	$141.45
Total					$1,173.31
DWS RREEF Global Real Estate Securities Fund — Institutional Class
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.80%	4.20%	$10,420.00	$81.68
2	10.25%	1.07%	8.30%	$10,829.51	$113.68
3	15.76%	1.07%	12.55%	$11,255.11	$118.15
4	21.55%	1.07%	16.97%	$11,697.43	$122.80
5	27.63%	1.07%	21.57%	$12,157.14	$127.62
6	34.01%	1.07%	26.35%	$12,634.92	$132.64
7	40.71%	1.07%	31.31%	$13,131.47	$137.85
8	47.75%	1.07%	36.48%	$13,647.53	$143.27
9	55.13%	1.07%	41.84%	$14,183.88	$148.90
10	62.89%	1.07%	47.41%	$14,741.31	$154.75
Total					$1,281.34
Prospectus May 1, 2026	87	Appendix A

DWS RREEF Global Real Estate Securities Fund — Class S
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.90%	4.10%	$10,410.00	$91.85
2	10.25%	1.20%	8.06%	$10,805.58	$127.29
3	15.76%	1.20%	12.16%	$11,216.19	$132.13
4	21.55%	1.20%	16.42%	$11,642.41	$137.15
5	27.63%	1.20%	20.85%	$12,084.82	$142.36
6	34.01%	1.20%	25.44%	$12,544.04	$147.77
7	40.71%	1.20%	30.21%	$13,020.72	$153.39
8	47.75%	1.20%	35.16%	$13,515.50	$159.22
9	55.13%	1.20%	40.29%	$14,029.09	$165.27
10	62.89%	1.20%	45.62%	$14,562.20	$171.55
Total					$1,427.98
Additional Index Information
DWS RREEF Real Estate Securities Fund
S&P 500®Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. The index represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS), have core real estate exposure (i.e. only selected Specialized REITs are eligible) and carry REIT tax status.
FTSE NAREIT All Equity REITs Index contains all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.
DWS RREEF Global Infrastructure Fund
MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
Dow Jones Brookfield Global Infrastructure Index is designed to measure the performance of pure-play infrastructure companies domiciled globally. The index covers all sectors of the infrastructure market. To be included in the index, a company must derive at least 70% of cash flows from infrastructure lines of business.
DWS RREEF Global Real Estate Securities Fund
MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITs worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs).
Prospectus May 1, 2026	88	Appendix A

Appendix B
Sales Charge Waivers and Discounts Available Through Intermediaries
The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers. For waivers and discounts not available through a particular intermediary, you will have to purchase fund shares directly from the fund or through another intermediary. The financial intermediary sales charge waivers, discounts and policies disclosed in this Appendix may vary from those disclosed elsewhere in the fund’s prospectus or SAI. In all instances, it is your responsibility to notify the fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts.
The sales charge waivers, discounts and policies described below are applied by the identified financial intermediaries. Please contact the applicable intermediary with any questions regarding how the intermediary applies its waivers, discounts and policies and to ensure that you understand what steps you must take to qualify for any available waivers or discounts.
MERRILL LYNCH SALES CHARGE WAIVERS AND DISCOUNTS
Purchases or sales of front-end (i.e. Class A) or level-load (i.e. Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds (the referenced Merrill documents and Web site do not form a part of this prospectus). Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Sales Load Waivers on Class A Shares Available at Merrill
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Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
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Shares purchased through a Merrill investment advisory program.
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Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
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Shares purchased through the Merrill Edge Self-Directed platform.
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Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
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Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
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Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
Prospectus May 1, 2026	89	Appendix B

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Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees).
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Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (“CDSC”) Waivers on Class A and C Shares Available at Merrill
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Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
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Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
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Shares sold due to return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
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Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
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Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
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Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

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Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.
Class A Waivers Applicable to Purchase Through LPL Financial
For those accounts where LPL Financial is listed as the broker dealer, the Class A sales charge waivers listed under “Class A NAV Sales” in the “Choosing a Share Class” sub-section of the “Investing in the Funds” section of the prospectus apply, except that the Class A sales charge waiver number (12) (relating to purchases of Class A shares by employer-sponsored retirement plans) is replaced with the following waiver:
Class A shares may be purchased without a sales charge by group retirement plans, which are employer-sponsored retirement plans, deferred compensation plans, employee benefit plans (including health savings accounts) and trusts used to fund those plans.
To satisfy eligibility requirements, the plan must be a group retirement plan (more than one participant), the shares cannot be held in a commission-based brokerage account at LPL Financial, and
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the shares must be held at a plan level or
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the shares must be held through an omnibus account of a retirement plan record-keeper.
Group retirement plans include group employer-sponsored 401(k) plans, employer-sponsored 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, and non-qualified deferred compensation plans. Traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b) plans do not qualify under this waiver.
LPL Financial is responsible for the implementation of this waiver on its platform.
Ameriprise Financial Class A Front-End Sales Charge Waivers
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Prospectus May 1, 2026	90	Appendix B

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
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Transaction size breakpoints, as described in this prospectus or the SAI.
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Rights of accumulation (ROA), as described in this prospectus or the SAI.
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Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
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Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
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Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
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Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
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Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
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Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
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redemptions due to death or disability of the shareholder
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shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
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redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
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redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Morgan Stanley Wealth Management Class A Front-End Sales Charge Waivers
Effective July 1, 2018, fund shares purchased through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from, and may be more limited than, those disclosed elsewhere in this fund’s prospectus or SAI.
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Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
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Shares purchased by Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
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Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
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Shares purchased through a Morgan Stanley self-directed brokerage account.
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Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
Prospectus May 1, 2026	91	Appendix B

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Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & Each Entity’s Affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in each fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Raymond James
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Shares purchased in an investment advisory program.
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Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
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Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
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A shareholder in the fund’s Class C shares will have their shares converted by Raymond James at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and C Shares Available at Raymond James
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
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Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
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Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
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Breakpoints as described in this prospectus.
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Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
JANNEY MONTGOMERY SCOTT LLC CLASS A AND C SALES CHARGE WAIVERS AND DISCOUNTS
Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within ninety (90) days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
Prospectus May 1, 2026	92	Appendix B

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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
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Shares acquired through a right of reinstatement.
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Class C shares that are no longer subject to a contingent deferred sales charge and are converted by Janney at net asset value to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and C shares available at Janney
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and other retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
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Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
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Shares acquired through a right of reinstatement.
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Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
*Also referred to as an “initial sales charge.”
EDWARD D. JONES & CO., L.P. (“EDWARD JONES”)
POLICIES REGARDING TRANSACTIONS THROUGH EDWARD JONES
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of DWS Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
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Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (“ROA”)
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The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of DWS Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
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ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Prospectus May 1, 2026	93	Appendix B

Letter of Intent (“LOI”)
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Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
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If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Front-end Sales Charge Waivers on Class A Shares Available at Edward Jones
Class A front-end sales charges are waived for the following shareholders and in the following situations:
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Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (i) the proceeds are from the sale of shares within 60 days of the purchase; (ii) the sale and purchase are made from a share class that charges a front-end load; and (iii) one of the following (“Right of Reinstatement”):
-
The redemption and repurchase occur in the same account.
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The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transaction including, but not limited to purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining contingent deferred sales charges due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
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Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier by and at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers on Class A and C Shares Available at Edward Jones
If the shareholder purchases Class A or Class C shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
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The death or disability of the shareholder.
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Systematic withdrawals with up to 10% per year of the account value.
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Return of excess contributions from an Individual Retirement Account (IRA).
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Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
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Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
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Shares exchanged in an Edward Jones fee-based program.
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Shares acquired through NAV reinstatement.
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Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
OTHER IMPORTANT INFORMATION REGARDING TRANSACTIONS THROUGH EDWARD JONES
Minimum Purchase Amounts for Class A and Class C Shares
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Initial purchase minimum: $250
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Subsequent purchase minimum: none
Prospectus May 1, 2026	94	Appendix B

Minimum Balances
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Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
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A fee-based account held on an Edward Jones platform.
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A 529 account held on an Edward Jones platform.
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An account with an active systematic investment plan or LOI.
Exchanging Share Classes
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At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
OPPENHEIMER & CO. INC. CLASS A AND C SALES CHARGE WAIVERS AND DISCOUNTS
Effective on or about June 1, 2020, shareholders purchasing fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge (“CDSC”) waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at OPCO
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Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.
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Shares purchased by or through a 529 Plan.
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Shares purchased through an OPCO affiliated investment advisory program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).
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A shareholder in the fund’s Class C shares will have their shares converted by OPCO at net asset value to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO.
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Employees and registered representatives of OPCO or its affiliates and their family members.
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Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus.
CDSC Waivers on Class A and C Shares Available at OPCO
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus.
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Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.
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Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
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Breakpoints as described in this prospectus.
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Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of Intent as described in this prospectus.
ROBERT W. BAIRD & CO. INC. – CLASS A AND C SALES CHARGE WAIVERS AND DISCOUNTS
Effective January 1, 2026, shareholders purchasing fund shares through a Robert W. Baird & Co. Inc. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.
Prospectus May 1, 2026	95	Appendix B

Front-End Sales Charge Waivers on Class A Shares Available at Baird
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
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Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
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Shares purchased within 90 days following a redemption from a DWS fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
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Shareholders in a fund’s Class C Shares will have their shares converted by Baird at net asset value to Class A shares of the same fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird.
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Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Class A and C Shares Available at Baird
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Shares sold due to death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Shares bought due to returns of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
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Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
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Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulations and/or Letters of Intent
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Breakpoints as described in the fund’s prospectus.
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Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of DWS fund assets held by accounts within the purchaser’s household at Baird. Eligible DWS fund assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of DWS funds through Baird, over a 13-month period of time.
Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Effective February 7, 2025, shareholders purchasing or holding DWS Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, sales charge (CDSC) waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the DWS Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Prospectus May 1, 2026	96	Appendix B

Front-end Sales Charge Waivers on Class A Shares Available at Stifel
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Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
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Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
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Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the DWS Fund Family.
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Shares purchased from the proceeds of redeemed shares of DWS Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.
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Shares from rollovers into Stifel from retirement plans to IRAs.
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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
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Purchases of Class 529-A shares through a rollover from another 529 plan.
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Purchases of Class 529-A shares made for reinvestment of refunded amounts.
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charge Waivers on Class A and C Shares
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Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
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Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
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Return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
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Shares acquired through a right of reinstatement.
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Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
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Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
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Stifel continually looks to provide its clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.
J.P. MORGAN SECURITIES LLC
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or Statement of Additional Information.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
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Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
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Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
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Shares purchased through rights of reinstatement.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Prospectus May 1, 2026	97	Appendix B

Class C to Class A share conversion
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A shareholder in the fund's Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC's policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
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Breakpoints as described in the fund’s prospectus.
■
Rights of Accumulation (“ROA”), which entitle shareholders to breakpoint discounts as described in the fund’s prospectus, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
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Letters of Intent, which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
WELLS FARGO CLEARING SERVICES, LLC AND WELLS FARGO ADVISORS FINANCIAL NETWORK, LLC (COLLECTIVELY, “WELLS FARGO ADVISORS”)
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
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Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
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Shares purchased through a rollover from another 529 plan.
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Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Prospectus May 1, 2026	98	Appendix B

Wells Fargo Advisors Contingent Deferred Sales Charge information.
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Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
Wells Fargo Advisors Class A front-end load discounts.
Wells Fargo Advisors clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
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Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
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Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
■
Gift of shares will not be considered when determining breakpoint discounts.
Prospectus May 1, 2026	99	Appendix B

To Get More Information
Fund reports. Additional information about a fund’s investments is available in a fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year. In Form N-CSR, you will find a fund’s annual and semi-annual financial statements.
Statement of Additional Information (SAI). This tells you more about a fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).
For a free copy of the SAI or a shareholder or other fund report or to request other information about a fund, contact DWS at the telephone number or address listed below. SAIs and shareholder reports are also available through the DWS Web site at dws.com. These documents and other information about each fund (such as fund financial statements) are available from the EDGAR Database on the SEC’s Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to publicinfo@sec.gov. A fund's recent shareholder reports and financial statements are also in the fund's annual and semi-annual filings with the SEC on Form N-CSR, which are available from the EDGAR Database on the SEC's Internet site at sec.gov.
In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call the telephone number provided.
Contact Information
DWS	PO Box 219151 Kansas City, MO 64121-9151 dws.com
Shareholders: (800) 728-3337 Investment professionals: (800) 621-5027
Distributor	DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
SEC File Number
Deutsche DWS Securities Trust
DWS RREEF Real Estate Securities
Fund
811-02021
Deutsche DWS Global/International
Fund, Inc.
DWS RREEF Global Infrastructure Fund
811-04670
Deutsche DWS Securities Trust
DWS RREEF Global Real Estate Securi-
ties Fund
811-02021

(05/01/26) COMRREEF-1